Schedule of Investments (unaudited)	iShares® Micro-Cap ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.8%
AerSale Corp.(a)	32,975	$478,467
Air Industries Group(a)	5,376	3,763
Archer Aviation Inc., Class A(a)(b)	260,839	803,384
Astra Space Inc.(a)(b)	299,125	388,863
Astronics Corp.(a)	52,701	535,969
Astrotech Corp.(a)	9,338	4,015
Byrna Technologies Inc.(a)(b)	30,069	258,293
Cadre Holdings Inc.	34,681	682,175
Ducommun Inc.(a)	23,366	1,005,673
Innovative Solutions & Support Inc.(a)	27,552	198,374
Momentus Inc.(a)	116,871	252,441
National Presto Industries Inc.	10,661	699,788
Park Aerospace Corp.	41,779	533,100
Redwire Corp.(a)	39,519	120,138
Terran Orbital Corp.(a)	49,364	226,087
Vectrus Inc.(a)	24,064	805,182
Virtra Inc.(a)(b)	21,985	108,166
		7,103,878
Air Freight & Logistics — 0.1%
Air T Inc.(a)(b)	2,706	44,541
Radiant Logistics Inc.(a)	79,158	587,352
		631,893
Airlines — 0.2%
Blade Air Mobility Inc.(a)(b)	118,594	528,929
Mesa Air Group Inc.(a)	73,285	160,494
Wheels Up Experience Inc.(a)(b)	336,983	657,117
		1,346,540
Auto Components — 0.4%
Cooper-Standard Holdings Inc.(a)(b)	35,478	177,035
Horizon Global Corp.(a)	52,696	85,895
Modine Manufacturing Co.(a)	104,426	1,099,606
Motorcar Parts of America Inc.(a)	38,985	511,483
Stoneridge Inc.(a)(b)	55,422	950,487
Strattec Security Corp.(a)(b)	7,921	262,581
Superior Industries International Inc.(a)	45,893	181,277
Sypris Solutions Inc.(a)	27,733	64,341
XL Fleet Corp.(a)(b)	261,201	300,381
		3,633,086
Automobiles — 0.3%
Arcimoto Inc.(a)(b)	62,901	205,686
AYRO Inc.(a)(b)	75,485	63,249
Cenntro Electric Group Ltd.(a)	382,266	577,222
Faraday Future Intelligent Electric Inc., Class E(a)	210,013	546,034
Lordstown Motors Corp., Class A(a)(b)	331,932	524,452
Mullen Automotive Inc.(a)(b)	34,748	35,443
Volcon Inc.(a)(b)	23,070	42,449
Workhorse Group Inc.(a)(b)	309,312	804,211
		2,798,746
Banks — 13.9%
ACNB Corp.	17,850	529,967
Affinity Bancshares Inc.(a)	10,305	153,029
Allegiance Bancshares Inc.	40,433	1,526,750
Amalgamated Financial Corp.	29,729	588,040
Amerant Bancorp Inc.	58,998	1,659,024
American National Bankshares Inc.	21,904	758,097
AmeriServ Financial Inc.	34,688	136,671
Ames National Corp.	18,234	404,430
Security	Shares	Value

Banks (continued)
Arrow Financial Corp.	28,833	$917,178
Auburn National Bancorp. Inc.	4,858	131,360
Bancorp. Inc. (The)(a)	116,040	2,265,101
Bank First Corp.	13,558	1,027,832
Bank of Marin Bancorp., Class A	32,897	1,045,467
Bank of Princeton (The)	11,554	317,273
Bank of South Carolina Corp.	7,975	138,765
Bank of the James Financial Group Inc.	8,934	116,142
Bank7 Corp.	7,688	175,594
BankFinancial Corp.	24,024	225,585
Bankwell Financial Group Inc.	12,310	382,226
Bar Harbor Bankshares	31,157	805,720
Baycom Corp.	26,829	554,824
Bayfirst Financial Corp., NVS.	6,064	114,913
BCB Bancorp. Inc.	30,270	515,498
Blue Ridge Bankshares Inc.	35,606	545,484
Business First Bancshares Inc.	43,902	935,552
Byline Bancorp Inc.	52,207	1,242,527
C&F Financial Corp.	7,030	323,169
California Bancorp Inc.(a)	15,844	301,194
Cambridge Bancorp.	14,393	1,190,301
Camden National Corp.	30,230	1,331,631
Capital Bancorp Inc./MD	18,729	406,419
Capital City Bank Group Inc.	28,193	786,303
Capstar Financial Holdings Inc.	42,386	831,613
Carter Bankshares Inc.(a)	51,157	675,272
CB Financial Services Inc.	10,035	229,400
CBTX Inc.	38,746	1,030,256
Central Pacific Financial Corp.	56,690	1,216,000
Central Valley Community Bancorp.	21,011	304,660
Chemung Financial Corp.	7,281	342,207
ChoiceOne Financial Services Inc.	15,198	306,088
Citizens & Northern Corp.	31,607	763,941
Citizens Community Bancorp. Inc./WI	21,204	293,251
Citizens Holding Co.	9,996	182,927
Civista Bancshares Inc.	30,506	648,558
CNB Financial Corp./PA	34,021	822,968
Coastal Financial Corp./WA(a)(b)	21,923	835,705
Codorus Valley Bancorp. Inc.	19,292	434,263
Colony Bankcorp Inc.	34,530	521,058
Community Financial Corp. (The)	10,740	396,091
Community Trust Bancorp. Inc.	33,462	1,353,203
Community West Bancshares	14,707	210,457
ConnectOne Bancorp. Inc.	77,700	1,899,765
CrossFirst Bankshares Inc.(a)	95,792	1,264,454
Dime Community Bancshares Inc.	70,194	2,081,252
Eagle Bancorp. Montana Inc.	12,951	257,854
Emclaire Financial Corp.	4,752	165,845
Enterprise Bancorp. Inc./MA	19,677	633,403
Equity Bancshares Inc., Class A(b)	32,299	941,839
Esquire Financial Holdings Inc.(b)	14,656	488,045
Evans Bancorp. Inc.	11,260	382,727
Farmers & Merchants Bancorp. Inc./Archbold OH	25,480	845,681
Farmers National Banc Corp.	66,621	999,315
Fidelity D&D Bancorp. Inc.(b)	10,059	409,401
Financial Institutions Inc.	31,694	824,678
Finward Bancorp.	7,658	287,098
Finwise Bancorp.(a)(b)	8,756	81,693
First Bancorp. Inc. (The)	20,534	618,689
First Bancshares Inc. (The)	41,432	1,184,955

Schedule of Investments (unaudited) (continued)	iShares® Micro-Cap ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
First Bank/Hamilton NJ	32,022	$447,668
First Business Financial Services Inc.	16,877	526,394
First Capital Inc.	7,026	190,334
First Community Bankshares Inc.	34,492	1,014,410
First Community Corp./SC	15,576	298,592
First Financial Corp./IN	24,372	1,084,554
First Financial Northwest Inc.	14,510	225,485
First Foundation Inc.	107,847	2,208,707
First Guaranty Bancshares Inc.	12,680	308,251
First Internet Bancorp.	18,887	695,419
First Mid Bancshares Inc.	39,318	1,402,473
First National Corp./VA	11,076	202,137
First Northwest Bancorp.	17,130	267,228
First of Long Island Corp. (The)	46,770	819,878
First Savings Financial Group Inc.	12,847	307,557
First U.S. Bancshares Inc.	11,397	125,367
First United Corp.	13,444	252,209
First Western Financial Inc.(a)(b)	16,654	452,822
Five Star Bancorp.	26,362	696,484
Flushing Financial Corp.	60,859	1,293,862
FNCB Bancorp Inc.	34,845	278,760
Franklin Financial Services Corp.	8,794	265,227
FVCBankcorp Inc.(a)(b)	24,846	467,850
German American Bancorp. Inc.	58,157	1,987,806
Glen Burnie Bancorp.	5,639	59,717
Great Southern Bancorp. Inc.(b)	20,505	1,200,773
Guaranty Bancshares Inc./TX(b)	17,282	626,472
Hanmi Financial Corp.	62,511	1,402,747
HarborOne Bancorp Inc.	95,775	1,320,737
Hawthorn Bancshares Inc.	12,679	323,181
HBT Financial Inc.	21,542	384,956
Heritage Commerce Corp.	122,452	1,309,012
HomeStreet Inc.	37,616	1,304,147
HomeTrust Bancshares Inc.(b)	30,607	765,175
Horizon Bancorp Inc./IN	84,792	1,477,077
Independent Bank Corp./MI	42,860	826,341
Investar Holding Corp.	19,874	435,241
John Marshall Bancorp Inc.	23,787	536,159
Lakeland Bancorp. Inc.	130,965	1,914,708
Landmark Bancorp. Inc./Manhattan KS	8,781	222,511
LCNB Corp.	23,091	345,210
Limestone Bancorp. Inc.	11,093	204,222
Macatawa Bank Corp.	54,505	481,824
MainStreet Bancshares Inc.(b)	15,044	342,552
Malvern Bancorp. Inc.(a)(b)	15,213	244,473
Mercantile Bank Corp.	32,676	1,043,998
Meridian Corp.(b)	10,645	322,544
Metrocity Bankshares Inc.	38,784	787,703
Metropolitan Bank Holding Corp.(a)	21,721	1,507,872
Mid Penn Bancorp. Inc.	30,059	810,691
Middlefield Banc Corp.	11,660	293,832
Midland States Bancorp. Inc.	44,472	1,069,107
MidWestOne Financial Group Inc.	29,950	890,114
MVB Financial Corp.	21,625	672,754
National Bankshares Inc.	12,470	391,558
Nicolet Bankshares Inc.(a)(b)	25,959	1,877,874
Northeast Bank(b)	13,891	507,438
Northrim Bancorp. Inc.	12,076	486,180
Norwood Financial Corp.	15,433	374,405
Oak Valley Bancorp.	14,247	245,048
Security	Shares	Value

Banks (continued)
Ohio Valley Banc Corp.	9,153	$276,238
Old Point Financial Corp.	7,821	197,715
Old Second Bancorp. Inc.	89,165	1,193,028
Orange County Bancorp Inc.(b)	10,675	405,330
Origin Bancorp Inc.	46,784	1,815,219
Orrstown Financial Services Inc.	22,516	544,212
Parke Bancorp. Inc.	21,588	452,484
Partners Bancorp.	20,782	187,765
Pathfinder Bancorp. Inc.	7,088	141,264
PCB Bancorp.	24,114	450,450
Peapack Gladstone Financial Corp.	36,103	1,072,259
Penns Woods Bancorp. Inc.	14,418	332,912
Peoples Bancorp. Inc./OH	59,251	1,576,077
Peoples Bancorp. of North Carolina Inc.	9,638	261,768
Peoples Financial Services Corp.	14,666	818,949
Plumas Bancorp.	11,172	318,849
Preferred Bank/Los Angeles CA	23,500	1,598,470
Premier Financial Corp.	74,852	1,897,498
Primis Financial Corp.	46,185	629,502
Professional Holding Corp., Class A(a)	26,863	538,603
QCR Holdings Inc.(b)	35,064	1,893,105
RBB Bancorp.	31,028	641,349
Red River Bancshares Inc.	9,160	495,373
Republic Bancorp. Inc./KY, Class A	18,722	903,336
Republic First Bancorp. Inc.(a)	100,528	383,012
Richmond Mutual Bancorp. Inc.	23,161	323,791
Riverview Bancorp. Inc.	44,630	293,665
Salisbury Bancorp. Inc.	5,516	260,466
SB Financial Group Inc.	13,763	237,549
Shore Bancshares Inc.	37,682	697,117
Sierra Bancorp.	28,926	628,562
SmartFinancial Inc.	32,729	790,733
Sound Financial Bancorp. Inc.	4,659	176,809
South Plains Financial Inc.	21,163	510,875
Southern First Bancshares Inc.(a)	15,995	697,222
Southern States Bancshares Inc.(b)	15,828	355,972
Summit Financial Group Inc.	23,045	640,190
Summit State Bank	10,447	159,003
Third Coast Bancshares Inc.(a)(b)	27,045	592,285
Union Bankshares Inc./Morrisville VT	8,547	223,504
United Bancorp. Inc./OH	10,250	167,998
United Bancshares Inc./OH	5,695	162,080
United Security Bancshares/Fresno CA	30,133	229,613
Unity Bancorp. Inc.(b)	15,076	399,212
Univest Financial Corp.	60,872	1,548,584
USCB Financial Holdings Inc.(a)(b)	22,494	259,581
Village Bank and Trust Financial Corp.	1,213	56,683
Virginia National Bankshares Corp.	9,955	313,483
Washington Trust Bancorp. Inc.	37,189	1,798,832
West Bancorp. Inc.	34,189	832,160
		120,525,241
Beverages — 0.2%
Fresh Vine Wine Inc.(a)(b)	7,043	13,100
Splash Beverage Group Inc.(a)	60,467	180,796
Vintage Wine Estates Inc.(a)	68,453	538,041
Vita Coco Co. Inc. (The)(a)	58,558	573,283
Willamette Valley Vineyards Inc.(a)	10,797	67,697
Winc Inc.(a)(b)	7,149	11,081
Zevia PBC, Class A(a)	30,668	86,177
		1,470,175

Schedule of Investments (unaudited) (continued)	iShares® Micro-Cap ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology — 15.2%
180 Life Sciences Corp.(a)(b)	67,777	$57,482
2seventy bio Inc.(a)	78,810	1,040,292
4D Molecular Therapeutics Inc.(a)	62,692	437,590
89bio Inc.(a)(b)	22,909	73,767
Aadi Bioscience Inc.(a)(b)	30,274	372,976
ABVC BioPharma Inc.(a)	39,042	41,385
Actinium Pharmaceuticals Inc.(a)(b)	46,447	223,410
Acumen Pharmaceuticals Inc.(a)	55,598	261,311
Acurx Pharmaceuticals Inc.(a)(b)	14,476	54,864
Adagio Therapeutics Inc.(a)	105,978	347,608
Adicet Bio Inc.(a)	58,711	857,181
ADMA Biologics Inc.(a)(b)	390,055	772,309
Adverum Biotechnologies Inc.(a)(b)	205,551	246,661
Aeglea BioTherapeutics Inc.(a)	121,063	61,149
Aerovate Therapeutics Inc.(a)(b)	19,215	300,330
Affimed NV(a)(b)	298,404	826,579
Agenus Inc.(a)(b)	566,497	1,099,004
AgeX Therapeutics Inc.(a)	6,558	3,779
AIM ImmunoTech Inc.(a)(b)	98,715	76,998
Akero Therapeutics Inc.(a)	58,303	550,963
Akouos Inc.(a)(b)	50,704	237,802
Albireo Pharma Inc.(a)(b)	36,296	720,839
Aldeyra Therapeutics Inc.(a)	99,526	397,109
Alector Inc.(a)(b)	130,375	1,324,610
Aligos Therapeutics Inc.(a)	63,830	77,234
Allakos Inc.(a)	80,147	250,860
Allovir Inc.(a)	63,636	248,180
Alpine Immune Sciences Inc.(a)	33,069	281,417
Altimmune Inc.(a)(b)	90,635	1,060,429
ALX Oncology Holdings Inc.(a)	44,514	360,118
AnaptysBio Inc.(a)(b)	42,536	863,481
Anavex Life Sciences Corp.(a)(b)	143,015	1,431,580
Anika Therapeutics Inc.(a)	30,337	677,122
Anixa Biosciences Inc.(a)(b)	59,923	183,364
Annexon Inc.(a)(b)	76,244	287,440
Annovis Bio Inc.(a)	12,256	138,983
Applied Genetic Technologies Corp./DE(a)(b)	118,784	91,464
Applied Molecular Transport Inc.(a)(b)	52,416	152,531
Applied Therapeutics Inc.(a)	40,889	38,771
Aptinyx Inc.(a)	101,811	56,800
AquaBounty Technologies Inc.(a)	136,977	234,231
Aravive Inc.(a)	52,286	51,653
Arbutus Biopharma Corp.(a)	226,604	614,097
ARCA biopharma Inc.(a)(b)	29,212	72,738
Arcellx Inc.(a)	20,378	368,434
Arcturus Therapeutics Holdings Inc.(a)(b)	48,653	765,798
Armata Pharmaceuticals Inc.(a)(b)	19,637	76,388
Assembly Biosciences Inc.(a)	97,365	204,466
Astria Therapeutics Inc.(a)	20,109	60,327
Atara Biotherapeutics Inc.(a)	192,963	1,503,182
Atossa Therapeutics Inc.(a)(b)	250,692	273,254
Atreca Inc., Class A(a)(b)	58,741	105,146
aTyr Pharma Inc.(a)	56,743	160,583
Aura Biosciences Inc.(a)(b)	38,469	545,106
AVEO Pharmaceuticals Inc.(a)(b)	63,732	418,082
Avid Bioservices Inc.(a)(b)	127,885	1,951,525
Avidity Biosciences Inc.(a)(b)	102,687	1,492,042
Avita Medical Inc.(a)	51,272	243,542
Avrobio Inc.(a)	86,799	79,855
Axcella Health Inc.(a)(b)	46,203	93,792
Security	Shares	Value

Biotechnology (continued)
Aziyo Biologics Inc., Class A(a)(b)	10,581	$74,808
Beyondspring Inc.(a)(b)	52,119	75,051
BioAtla Inc.(a)(b)	62,608	178,433
Biomea Fusion Inc.(a)(b)	34,445	412,651
BioVie Inc.(a)	8,880	12,876
Bioxcel Therapeutics Inc.(a)(b)	40,181	530,389
Black Diamond Therapeutics Inc.(a)	45,108	110,966
Blue Water Vaccines Inc., NVS(a)(b)	4,418	9,410
Bluebird Bio Inc.(a)	150,447	622,851
Bolt Biotherapeutics Inc.(a)	48,841	99,636
BrainStorm Cell Therapeutics Inc.(a)(b)	70,168	193,664
Brooklyn ImmunoTherapeutics Inc.(a)(b)	103,026	53,326
C4 Therapeutics Inc.(a)	88,578	667,878
Cabaletta Bio Inc.(a)(b)	50,137	53,145
Candel Therapeutics Inc.(a)	36,605	118,600
Capricor Therapeutics Inc.(a)(b)	45,933	160,306
Cardiff Oncology Inc.(a)(b)	82,572	181,658
Caribou Biosciences Inc.(a)	113,415	615,843
Catalyst Pharmaceuticals Inc.(a)	200,684	1,406,795
Celcuity Inc.(a)	22,351	203,394
Celldex Therapeutics Inc.(a)(b)	96,074	2,590,155
Cellectar Biosciences Inc.(a)	3,780	1,526
CEL-SCI Corp.(a)(b)	74,355	334,597
Century Therapeutics Inc.(a)	43,099	362,032
Checkpoint Therapeutics Inc.(a)(b)	151,153	155,688
ChemoCentryx Inc.(a)(b)	132,554	3,284,688
Chimerix Inc.(a)	182,074	378,714
Chinook Therapeutics Inc.(a)	91,753	1,604,760
Clene Inc.(a)(b)	53,006	133,575
Clovis Oncology Inc.(a)(b)	287,689	517,840
Codiak Biosciences Inc.(a)	35,690	102,787
Cogent Biosciences Inc.(a)	93,647	844,696
Coherus Biosciences Inc.(a)	154,592	1,119,246
Compass Therapeutics Inc.(a)	150,733	399,442
Concert Pharmaceuticals Inc.(a)(b)	73,360	308,846
Contra GTX Inc., NVS(a)(b)(c)	1,634	1,675
ContraFect Corp.(a)(b)	82,470	253,183
Cortexyme Inc.(a)(b)	48,936	108,638
Corvus Pharmaceuticals Inc.(a)(b)	71,947	71,235
Crinetics Pharmaceuticals Inc.(a)(b)	110,306	2,057,207
CTI BioPharma Corp.(a)(b)	195,074	1,164,592
Cue Biopharma Inc.(a)	70,573	175,727
Cullinan Oncology Inc.(a)(b)	62,524	801,558
Curis Inc.(a)	181,249	178,440
Cyteir Therapeutics Inc.(a)	52,735	157,678
CytomX Therapeutics Inc.(a)(b)	135,978	248,840
Day One Biopharmaceuticals Inc.(a)	49,006	877,207
Decibel Therapeutics Inc.(a)(b)	31,317	131,845
Deciphera Pharmaceuticals Inc.(a)	94,816	1,246,830
DermTech Inc.(a)	54,254	300,567
Design Therapeutics Inc.(a)	71,267	997,738
DiaMedica Therapeutics Inc.(a)	52,299	105,644
Dyadic International Inc.(a)(b)	41,776	127,417
Dynavax Technologies Corp.(a)(b)	248,470	3,128,237
Dyne Therapeutics Inc.(a)	67,812	465,868
Eagle Pharmaceuticals Inc./DE(a)	21,785	967,908
eFFECTOR Therapeutics Inc.(a)	16,145	22,926
Eiger BioPharmaceuticals Inc.(a)	86,221	543,192
Eledon Pharmaceuticals Inc.(a)	22,168	54,090
Elevation Oncology Inc.(a)(b)	28,152	39,413

Schedule of Investments (unaudited) (continued)	iShares® Micro-Cap ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Eliem Therapeutics Inc.(a)	13,879	$41,915
Enochian Biosciences Inc.(a)(b)	41,024	79,176
Entasis Therapeutics Holdings Inc.(a)(b)	31,504	69,309
Entrada Therapeutics Inc.(a)(b)	39,847	485,336
Equillium Inc.(a)(b)	39,946	81,490
Evelo Biosciences Inc.(a)(b)	63,472	133,926
Exagen Inc.(a)	20,336	116,729
Fennec Pharmaceuticals Inc.(a)(b)	36,795	207,892
Finch Therapeutics Group Inc.(a)	53,925	153,147
Foghorn Therapeutics Inc.(a)(b)	41,755	567,868
Forma Therapeutics Holdings Inc.(a)	76,250	525,362
Fortress Biotech Inc.(a)(b)	169,889	142,690
Frequency Therapeutics Inc.(a)	71,806	107,709
G1 Therapeutics Inc.(a)	82,652	408,301
Gain Therapeutics Inc.(a)	21,355	76,878
Galectin Therapeutics Inc.(a)(b)	72,645	95,165
Galera Therapeutics Inc.(a)(b)	41,756	54,283
Gamida Cell Ltd.(a)(b)	98,840	174,947
Gelesis Holdings Inc.(a)(b)	19,061	29,545
Gemini Therapeutics Inc.(a)(b)	51,918	87,741
Generation Bio Co.(a)	97,651	640,591
Genprex Inc.(a)(b)	100,537	139,746
Geron Corp.(a)(b)	755,699	1,171,333
Gossamer Bio Inc.(a)(b)	132,148	1,106,079
Graphite Bio Inc.(a)	58,117	159,822
Greenwich Lifesciences Inc.(a)	8,067	68,327
Gritstone bio Inc.(a)	147,885	357,882
GT Biopharma Inc.(a)(b)	65,975	197,265
Harpoon Therapeutics Inc.(a)	37,217	71,084
HCW Biologics Inc.(a)	39,499	86,898
Heron Therapeutics Inc.(a)	216,223	603,262
HilleVax Inc.(a)	27,220	297,515
Homology Medicines Inc.(a)	88,100	173,557
Hookipa Pharma Inc.(a)(b)	97,027	158,154
Humacyte Inc.(a)	35,975	115,480
Humanigen Inc.(a)	120,624	213,504
Icosavax Inc.(a)	46,518	266,548
Ideaya Biosciences Inc.(a)(b)	74,691	1,030,736
IGM Biosciences Inc.(a)	20,737	373,888
Imago Biosciences Inc.(a)(b)	55,250	739,797
Immucell Corp.(a)	13,554	117,784
Immuneering Corp., Class A(a)(b)	42,028	227,371
Immunic Inc.(a)(b)	49,493	171,741
ImmunoGen Inc.(a)	449,702	2,023,659
Immunome Inc.(a)(b)	19,791	63,529
Immunovant Inc.(a)	82,288	320,923
Impel Pharmaceuticals Inc.(a)(b)	12,894	120,172
IN8bio Inc.(a)	27,774	67,491
Inhibrx Inc.(a)	60,886	691,056
Inmune Bio Inc.(a)(b)	24,168	213,645
Inovio Pharmaceuticals Inc.(a)	461,154	797,796
Inozyme Pharma Inc.(a)(b)	36,826	175,660
Intercept Pharmaceuticals Inc.(a)(b)	51,555	711,975
iTeos Therapeutics Inc.(a)	49,407	1,017,784
Janux Therapeutics Inc.(a)(b)	35,857	437,814
Jasper Therapeutics Inc.(a)	45,705	88,211
Jounce Therapeutics Inc.(a)	87,253	264,377
KalVista Pharmaceuticals Inc.(a)(b)	51,706	508,787
Karyopharm Therapeutics Inc.(a)(b)	160,519	723,941
Keros Therapeutics Inc.(a)	35,304	975,450
Security	Shares	Value

Biotechnology (continued)
Kezar Life Sciences Inc.(a)	97,848	$809,203
Kiniksa Pharmaceuticals Ltd., Class A(a)	65,765	637,263
Kinnate Biopharma Inc.(a)	61,209	771,845
Kodiak Sciences Inc.(a)	70,152	535,961
Kronos Bio Inc.(a)	83,888	305,352
La Jolla Pharmaceutical Co.(a)	31,201	99,531
Lantern Pharma Inc.(a)(b)	17,340	99,011
Larimar Therapeutics Inc.(a)(b)	25,982	50,925
Leap Therapeutics Inc.(a)(b)	153,390	176,398
Lexicon Pharmaceuticals Inc.(a)(b)	151,707	282,175
Lineage Cell Therapeutics Inc.(a)(b)	266,723	421,422
Longeveron Inc, NVS	9,016	53,465
Lumos Pharma Inc.(a)(b)	12,794	98,514
MacroGenics Inc.(a)	127,734	376,815
Magenta Therapeutics Inc.(a)	85,450	102,540
MannKind Corp.(a)	522,353	1,990,165
MediciNova Inc.(a)(b)	98,404	248,962
MeiraGTx Holdings PLC(a)	63,056	477,334
Merrimack Pharmaceuticals Inc.(a)	21,582	128,413
Mersana Therapeutics Inc.(a)	183,943	849,817
MiMedx Group Inc.(a)(b)	234,880	815,034
MiNK Therapeutics Inc.(a)(b)	6,238	8,796
Mirum Pharmaceuticals Inc.(a)(b)	33,633	654,498
Molecular Templates Inc.(a)	83,294	75,931
Moleculin Biotech Inc.(a)(b)	62,440	90,538
Monte Rosa Therapeutics Inc.(a)	60,130	581,457
Navidea Biopharmaceuticals Inc.(a)	4,400	3,168
Neoleukin Therapeutics Inc.(a)	81,206	83,642
NeuBase Therapeutics Inc.(a)(b)	59,849	62,841
NexImmune Inc.(a)	40,158	64,654
NextCure Inc.(a)	46,972	220,768
NightHawk Biosciences Inc.(a)(b)	51,181	130,512
Nkarta Inc.(a)(b)	68,070	838,622
Nurix Therapeutics Inc.(a)(b)	93,336	1,182,567
Nuvalent Inc., Class A(a)(b)	35,272	478,288
Nuvectis Pharma Inc.(a)(b)	6,551	73,371
Nymox Pharmaceutical Corp.(a)(b)	108,973	47,403
Ocugen Inc.(a)	448,428	1,017,932
Olema Pharmaceuticals Inc.(a)(b)	55,299	225,067
Omega Therapeutics Inc.(a)(b)	44,215	168,017
Oncocyte Corp.(a)	193,201	173,823
OncoSec Medical Inc.(a)	14,280	10,594
Oncternal Therapeutics Inc.(a)(b)	91,181	101,211
Orgenesis Inc.(a)(b)	44,904	108,668
ORIC Pharmaceuticals Inc.(a)(b)	81,129	363,458
Outlook Therapeutics Inc.(a)(b)	245,387	250,295
Ovid therapeutics Inc.(a)(b)	124,044	266,695
Oyster Point Pharma Inc.(a)	29,068	125,864
Pardes Biosciences Inc.(a)(b)	60,802	186,662
Passage Bio Inc.(a)	87,755	207,102
PDS Biotechnology Corp.(a)(b)	54,404	198,575
PepGen Inc.(a)	16,867	167,489
PharmaCyte Biotech Inc.(a)	8,881	20,071
PhaseBio Pharmaceuticals Inc.(a)(b)	85,015	51,001
Pieris Pharmaceuticals Inc.(a)(b)	139,426	260,727
PMV Pharmaceuticals Inc.(a)	77,305	1,101,596
Point Biopharma Global Inc.(a)	155,786	1,060,903
Portage Biotech Inc.(a)(b)	11,428	79,767
Poseida Therapeutics Inc.(a)(b)	60,057	154,947
Praxis Precision Medicines Inc.(a)	78,514	192,359

Schedule of Investments (unaudited) (continued)	iShares® Micro-Cap ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Precigen Inc.(a)	218,642	$292,980
Precision BioSciences Inc.(a)(b)	116,501	186,402
Prelude Therapeutics Inc.(a)(b)	23,014	120,133
Prometheus Biosciences Inc.(a)	61,286	1,730,104
Protagonist Therapeutics Inc.(a)	96,956	766,922
Protalix BioTherapeutics Inc.(a)(b)	93,251	101,644
Protara Therapeutics Inc.(a)	22,754	66,669
Prothena Corp. PLC(a)(b)	74,306	2,017,408
Puma Biotechnology Inc.(a)	72,424	206,408
Pyxis Oncology Inc.(a)(b)	60,075	142,979
Radius Health Inc.(a)	98,515	1,021,601
Rallybio Corp.(a)(b)	33,273	251,211
RAPT Therapeutics Inc.(a)	54,520	994,990
Reneo Pharmaceuticals Inc.(a)(b)	20,882	55,337
Renovacor Inc., NVS	32,951	66,818
Replimune Group Inc.(a)	63,311	1,106,676
Rezolute Inc.(a)(b)	58,944	190,389
Rhythm Pharmaceuticals Inc.(a)(b)	94,448	391,959
Rigel Pharmaceuticals Inc.(a)	359,168	405,860
Rocket Pharmaceuticals Inc.(a)(b)	92,109	1,267,420
Rubius Therapeutics Inc.(a)(b)	94,916	80,745
SAB Biotherapeutics Inc.(a)	51,766	75,061
Sangamo Therapeutics Inc.(a)	251,357	1,040,618
Savara Inc.(a)(b)	157,830	239,902
Scholar Rock Holding Corp.(a)(b)	59,084	324,371
SELLAS Life Sciences Group Inc.(a)	41,564	92,688
Sensei Biotherapeutics Inc.(a)	34,397	78,081
Sera Prognostics Inc., Class A(a)	40,073	65,720
Seres Therapeutics Inc.(a)	145,882	500,375
Shattuck Labs Inc.(a)	70,555	286,453
Sierra Oncology Inc.(a)(b)	31,068	1,708,429
Sigilon Therapeutics Inc.(a)	50,454	41,877
Silverback Therapeutics Inc.(a)	46,176	195,786
Sorrento Therapeutics Inc.(a)(b)	798,304	1,604,591
Spero Therapeutics Inc.(a)	54,795	40,603
Spruce Biosciences Inc.(a)	30,357	52,821
SQZ Biotechnologies Co.(a)(b)	52,143	165,815
Stoke Therapeutics Inc.(a)	47,168	623,089
Summit Therapeutics Inc.(a)(b)	61,115	61,115
Surface Oncology Inc.(a)	98,265	161,155
Surrozen Inc.(a)(b)	57,986	170,479
Sutro Biopharma Inc.(a)(b)	92,270	480,727
Synaptogenix Inc.(a)(b)	14,543	73,588
Syndax Pharmaceuticals Inc.(a)(b)	108,310	2,083,884
Synlogic Inc.(a)(b)	125,455	144,273
Syros Pharmaceuticals Inc.(a)(b)	119,666	115,202
Talaris Therapeutics Inc.(a)	46,787	211,009
Tango Therapeutics Inc.(a)	98,108	444,429
Taysha Gene Therapies Inc.(a)	51,023	189,806
TCR2 Therapeutics Inc.(a)(b)	64,935	188,311
Tenaya Therapeutics Inc.(a)	58,432	328,972
Tonix Pharmaceuticals Holding Corp.(a)	3	5
Tracon Pharmaceuticals Inc.(a)	34,519	69,038
TransCode Therapeutics Inc.(a)	14,379	18,118
TScan Therapeutics Inc.(a)	30,765	96,756
Tyra Biosciences Inc.(a)(b)	27,908	199,542
UNITY Biotechnology Inc.(a)(b)	111,550	62,858
UroGen Pharma Ltd.(a)(b)	40,723	333,521
Vaccinex Inc.(a)(b)	57,119	61,689
Vanda Pharmaceuticals Inc.(a)	115,751	1,261,686
Security	Shares	Value

Biotechnology (continued)
Vaxart Inc.(a)(b)	257,986	$902,951
VBI Vaccines Inc.(a)	401,626	324,715
Vera Therapeutics Inc.(a)(b)	28,803	392,009
Verastem Inc.(a)	389,104	451,361
Verve Therapeutics Inc.(a)	77,506	1,184,292
Vigil Neuroscience Inc.(a)(b)	16,205	41,809
Viking Therapeutics Inc.(a)(b)	139,819	404,077
Vincerx Pharma Inc.(a)(b)	38,133	50,336
Viracta Therapeutics Inc.(a)(b)	56,997	221,148
Viridian Therapeutics Inc.(a)(b)	54,285	628,077
Virios Therapeutics Inc.(a)(b)	13,860	58,628
VistaGen Therapeutics Inc.(a)	406,192	357,449
Vor BioPharma Inc.(a)(b)	41,137	204,451
Voyager Therapeutics Inc.(a)(b)	56,172	331,977
Werewolf Therapeutics Inc.(a)	14,182	58,004
X4 Pharmaceuticals Inc.(a)(b)	59,385	57,307
XBiotech Inc.	31,800	179,034
Xilio Therapeutics Inc.(a)	43,545	127,151
XOMA Corp.(a)	14,073	313,546
Y-mAbs Therapeutics Inc.(a)(b)	77,392	1,170,941
		132,614,368
Building Products — 0.4%
Aeroclean Technologies Inc.(a)(b)	5,880	77,028
Alpha Pro Tech Ltd.(a)(b)	23,738	105,871
Caesarstone Ltd.	46,850	427,741
Insteel Industries Inc.	39,210	1,320,201
Quanex Building Products Corp.	68,832	1,565,928
View Inc.(a)(b)	231,447	374,944
		3,871,713
Capital Markets — 1.2%
Ashford Inc.(a)	2,452	34,251
Associated Capital Group Inc., Class A	3,641	130,457
Bakkt Holdings Inc.(a)(b)	118,189	248,197
Blucora Inc.(a)	98,779	1,823,460
Cowen Inc., Class A	55,260	1,309,109
Diamond Hill Investment Group Inc.	6,311	1,095,842
Donnelley Financial Solutions Inc.(a)(b)	57,909	1,696,155
GAMCO Investors Inc., Class A	10,240	214,016
Greenhill & Co. Inc.	27,874	256,998
Hennessy Advisors Inc.	9,444	98,595
Heritage Global Inc.(a)(b)	72,409	108,613
Manning & Napier Inc.	33,669	419,852
MarketWise Inc.(a)	34,581	124,492
Marygold Companies Inc. (The)(a)	30,023	42,032
Oppenheimer Holdings Inc., Class A, NVS	18,669	616,824
Perella Weinberg Partners	98,789	575,940
Pzena Investment Management Inc., Class A	35,121	231,447
Safeguard Scientifics Inc.(a)(b)	32,858	122,560
Sculptor Capital Management Inc.	55,808	465,997
Siebert Financial Corp.(a)(b)	29,381	45,541
Silvercrest Asset Management Group Inc., Class A(b)	20,677	339,310
Value Line Inc.	1,899	125,429
Westwood Holdings Group Inc.	15,941	219,986
		10,345,103
Chemicals — 1.4%
Advanced Emissions Solutions Inc.(a)	35,615	167,034
AdvanSix Inc.	57,179	1,912,066
AgroFresh Solutions Inc.(a)	69,274	124,001
American Vanguard Corp.	61,352	1,371,217

Schedule of Investments (unaudited) (continued)	iShares® Micro-Cap ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Chemicals (continued)
Aspen Aerogels Inc.(a)(b)	57,489	$567,991
Core Molding Technologies Inc.(a)(b)	15,905	146,167
Danimer Scientific Inc.(a)(b)	189,993	866,368
Flexible Solutions International Inc.(a)	17,650	43,243
Flotek Industries Inc.(a)(b)	138,256	137,150
FutureFuel Corp.	54,641	397,787
Hawkins Inc.	40,548	1,460,945
Intrepid Potash Inc.(a)(b)	23,484	1,063,590
Koppers Holdings Inc.	43,346	981,354
Marrone Bio Innovations Inc.(a)	208,952	242,384
Northern Technologies International Corp.	17,372	162,428
Origin Materials Inc.(a)	223,944	1,146,593
Rayonier Advanced Materials Inc.(a)(b)	128,818	337,503
Tredegar Corp.	56,843	568,430
Valhi Inc.	5,048	228,876
Zymergen Inc.(a)	118,266	145,467
		12,070,594
Commercial Services & Supplies — 1.9%
ACCO Brands Corp.	198,078	1,293,449
Acme United Corp.(b)	4,778	151,319
Aqua Metals Inc.(a)(b)	154,370	124,978
ARC Document Solutions Inc.	72,466	190,586
Aris Water Solution Inc., Class A	46,369	773,435
CECO Environmental Corp.(a)	62,396	373,128
Charah Solutions Inc.(a)(b)	39,331	147,098
CompX International Inc.	3,260	75,599
Ennis Inc.	52,839	1,068,933
Fuel Tech Inc.(a)	57,089	70,790
GEO Group Inc. (The)(a)(b)	246,661	1,627,963
Harsco Corp.(a)	164,586	1,170,207
Heritage-Crystal Clean Inc.(a)	32,683	881,134
Interface Inc.(b)	122,985	1,542,232
Kimball International Inc., Class B	75,948	582,521
Montrose Environmental Group Inc.(a)(b)	57,632	1,945,656
NL Industries Inc.	16,785	165,668
Odyssey Marine Exploration Inc.(a)(b)	27,458	93,632
Performant Financial Corp.(a)(b)	141,194	371,340
Perma-Fix Environmental Services Inc.(a)	26,318	136,591
Quad/Graphics Inc.(a)(b)	72,423	199,163
Quest Resource Holding Corp.(a)	34,462	140,950
Shapeways Holdings Inc.(a)	34,689	40,586
SP Plus Corp.(a)	48,713	1,496,463
Team Inc.(a)(b)	59,668	44,351
Viad Corp.(a)	43,834	1,210,257
Virco Mfg. Corp.(a)(b)	20,618	79,379
VSE Corp.	22,122	831,345
		16,828,753
Communications Equipment — 1.3%
Airspan Networks Holdings Inc.(a)	47,548	142,169
Applied Optoelectronics Inc.(a)(b)	59,730	92,582
Aviat Networks Inc.(a)	22,665	567,532
BK Technologies Corp.	28,960	76,744
CalAmp Corp.(a)	74,684	311,432
Cambium Networks Corp.(a)(b)	24,084	352,831
Casa Systems Inc.(a)(b)	75,287	295,878
Clearfield Inc.(a)(b)	24,381	1,510,403
ClearOne Inc.(a)	271	146
Comtech Telecommunications Corp.	54,391	493,326
Digi International Inc.(a)(b)	71,557	1,733,111
DZS Inc.(a)	36,831	599,240
Security	Shares	Value

Communications Equipment (continued)
EMCORE Corp.(a)(b)	77,548	$238,072
Franklin Wireless Corp.(a)	22,123	71,457
Genasys Inc.(a)(b)	76,208	247,676
Harmonic Inc.(a)(b)	192,733	1,670,995
Inseego Corp.(a)(b)	181,118	342,313
KVH Industries Inc.(a)(b)	37,772	328,616
Lantronix Inc.(a)(b)	55,664	299,472
NETGEAR Inc.(a)	59,412	1,100,310
Network-1 Technologies Inc.	36,125	86,700
Ondas Holdings Inc.(a)(b)	71,241	383,989
Optical Cable Corp.(a)	10,034	36,223
PCTEL Inc.	38,500	157,465
Ribbon Communications Inc.(a)(b)	151,262	459,837
TESSCO Technologies Inc.(a)	14,404	85,128
		11,683,647
Construction & Engineering — 0.9%
Argan Inc.	29,383	1,096,574
Bowman Consulting Group Ltd.(a)(b)	18,433	227,463
Concrete Pumping Holdings Inc.(a)(b)	54,550	330,573
Great Lakes Dredge & Dock Corp.(a)	136,536	1,789,987
IES Holdings Inc.(a)	18,344	553,438
Infrastructure and Energy Alternatives Inc.(a)(b)	64,124	514,916
INNOVATE Corp.(a)	95,777	165,694
iSun Inc.(a)(b)	24,461	79,498
Limbach Holdings Inc.(a)	19,776	105,604
Matrix Service Co.(a)	54,959	278,092
Northwest Pipe Co.(a)	20,592	616,524
Orbital Energy Group Inc.(a)(b)	166,080	104,597
Orion Group Holdings Inc.(a)	62,627	142,790
QualTek Services Inc.(a)(b)	20,662	30,580
Sterling Construction Co Inc(a)	61,636	1,351,061
Tutor Perini Corp.(a)	87,915	771,894
Williams Industrial Services Group Inc.(a)	41,086	57,110
		8,216,395
Construction Materials — 0.1%
Smith-Midland Corp.(a)(b)	9,244	129,416
United States Lime & Minerals Inc.	4,231	446,794
		576,210
Consumer Finance — 0.8%
Atlanticus Holdings Corp.(a)	8,981	315,862
Consumer Portfolio Services Inc.(a)(b)	30,313	310,708
Curo Group Holdings Corp.	46,277	255,912
Elevate Credit Inc.(a)(b)	57,156	134,888
Enova International Inc.(a)	66,663	1,921,228
EZCORP Inc., Class A, NVS(a)	103,898	780,274
Katapult Holdings Inc.(a)	101,493	108,597
Medallion Financial Corp.	44,630	285,632
Moneylion Inc.(a)	298,207	393,633
NerdWallet Inc., Class A(a)	54,240	430,123
Nicholas Financial Inc.(a)	16,483	153,622
Oportun Financial Corp.(a)	57,838	478,320
OppFi Inc.(a)(b)	27,216	89,541
Regional Management Corp.	16,250	607,262
Sunlight Financial Holdings Inc.(a)(b)	50,567	149,173
World Acceptance Corp.(a)(b)	8,551	959,764
		7,374,539
Containers & Packaging — 0.3%
Cryptyde Inc.(a)	38,181	77,507
Myers Industries Inc.	76,113	1,730,049

Schedule of Investments (unaudited) (continued)	iShares® Micro-Cap ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Containers & Packaging (continued)
Ranpak Holdings Corp.(a)(b)	91,696	$641,872
		2,449,428
Distributors — 0.2%
AMCON Distributing Co.(b)	311	50,693
Educational Development Corp.	13,969	58,949
Funko Inc., Class A(a)	66,842	1,491,913
Weyco Group Inc.	12,655	309,415
		1,910,970
Diversified Consumer Services — 0.9%
American Public Education Inc.(a)	39,057	631,161
Beachbody Co. Inc. (The)(a)(b)	216,578	259,893
Carriage Services Inc.	28,315	1,122,690
Lincoln Educational Services Corp.(a)	50,339	317,639
Nerdy Inc.(a)	112,318	239,237
OneSpaWorld Holdings Ltd.(a)(b)	139,859	1,002,789
Perdoceo Education Corp.(a)	143,301	1,688,086
Regis Corp.(a)(b)	99,683	107,658
Rover Group Inc.(a)(b)	194,558	731,538
StoneMor Inc.(a)	56,214	192,252
Universal Technical Institute Inc.(a)	66,876	476,826
WW International Inc.(a)	113,844	727,463
XpresSpa Group Inc.(a)(b)	197,554	136,411
		7,633,643
Diversified Financial Services — 0.4%
Acacia Research Corp.(a)	95,312	480,372
Alerus Financial Corp.	31,986	761,587
A-Mark Precious Metals Inc.	38,199	1,231,918
Banco Latinoamericano de Comercio Exterior SA, Class E	57,316	760,583
SWK Holdings Corp.(a)	7,240	126,483
		3,360,943
Diversified Telecommunication Services — 0.8%
Anterix Inc.(a)	25,393	1,042,891
ATN International Inc.	22,895	1,074,004
Bandwidth Inc., Class A(a)	48,770	917,851
Charge Enterprises Inc.(a)(b)	227,447	1,084,922
Consolidated Communications Holdings Inc.(a)	154,806	1,083,642
IDT Corp., Class B(a)(b)	30,692	771,904
Ooma Inc.(a)(b)	48,196	570,641
		6,545,855
Electric Utilities — 0.1%
Genie Energy Ltd., Class B	41,959	384,345
Via Renewables Inc.	25,529	195,552
		579,897
Electrical Equipment — 1.0%
Advent Technologies Holdings Inc.(a)(b)	81,566	205,546
Allied Motion Technologies Inc.	27,050	617,822
American Superconductor Corp.(a)	57,996	300,419
Babcock & Wilcox Enterprises Inc.(a)(b)	125,375	756,011
Beam Global(a)(b)	18,630	289,138
Blink Charging Co.(a)(b)	77,054	1,273,703
Broadwind Inc.(a)(b)	40,582	66,554
Capstone Green Energy Corp.(a)(b)	31,851	78,672
Energous Corp.(a)(b)	160,923	160,923
Eos Energy Enterprises Inc.(a)(b)	77,049	93,229
Espey Manufacturing & Electronics Corp.(a)	3,279	46,693
ESS Tech Inc.(a)(b)	170,594	479,369
Flux Power Holdings Inc.(a)(b)	28,493	68,383
FTC Solar Inc.(a)(b)	86,581	313,423
Security	Shares	Value

Electrical Equipment (continued)
Heliogen Inc.(a)	39,473	$83,288
Ideal Power Inc.(a)	12,374	151,458
KULR Technology Group Inc.(a)	142,760	221,278
LSI Industries Inc.	55,172	340,411
Nuvve Holding Corp.(a)(b)	12,065	56,464
Ocean Power Technologies Inc.(a)(b)	120,460	67,939
Orion Energy Systems Inc.(a)	65,573	131,802
Pioneer Power Solutions Inc.	10,819	31,051
Polar Power Inc.(a)(b)	16,409	44,468
Powell Industries Inc.	19,086	446,040
Preformed Line Products Co.	5,226	321,399
Romeo Power Inc.(a)(b)	313,984	140,885
Sunworks Inc.(a)(b)	66,545	105,141
Thermon Group Holdings Inc.(a)	68,789	966,485
TPI Composites Inc.(a)	76,815	960,188
Ultralife Corp.(a)	22,223	101,115
Westwater Resources Inc.(a)	85,371	92,201
		9,011,498
Electronic Equipment, Instruments & Components — 2.4%
908 Devices Inc.(a)(b)	45,788	942,775
Aeva Technologies Inc.(a)(b)	203,851	638,054
AEye Inc.(a)	54,041	103,218
Airgain Inc.(a)(b)	18,543	150,569
Akoustis Technologies Inc.(a)(b)	108,864	402,797
Arlo Technologies Inc.(a)	178,226	1,117,477
Autoscope Technologies Corp.	7,130	38,930
Bel Fuse Inc., Class B, NVS	21,177	329,514
Cepton Inc(a)(b)	15,505	24,188
ClearSign Technologies Corp.(a)(b)	54,553	66,009
Coda Octopus Group Inc.(a)(b)	13,162	65,810
CPS Technologies Corp.(a)	25,310	76,942
CTS Corp.	66,574	2,266,845
Daktronics Inc.(a)	78,576	236,514
Digital Ally Inc.(a)(b)	99,279	78,530
Evolv Technologies Holdings Inc.(a)(b)	176,565	469,663
FARO Technologies Inc.(a)(b)	38,394	1,183,687
Focus Universal Inc.(a)(b)	37,610	429,506
Frequency Electronics Inc.(a)	13,686	99,908
Identiv Inc.(a)(b)	45,916	531,707
Interlink Electronics Inc.(a)(b)	2,768	23,196
Iteris Inc.(a)	89,432	258,458
Key Tronic Corp.(a)	23,053	101,664
Kimball Electronics Inc.(a)(b)	49,973	1,004,457
LGL Group Inc. (The)(a)(b)	7,073	91,808
LightPath Technologies Inc., Class A(a)(b)	63,505	78,111
Luna Innovations Inc.(a)(b)	65,367	381,090
MicroVision Inc.(a)(b)	348,240	1,337,242
Napco Security Technologies Inc.(a)(b)	61,009	1,256,175
nLight Inc.(a)	92,511	945,462
Nortech Systems Inc.(a)	2,948	41,272
Ouster Inc.(a)	283,452	459,192
Powerfleet Inc.(a)	73,196	158,835
Quanergy Systems Inc.(a)	43,040	17,646
Red Cat Holdings Inc.(a)(b)	68,123	138,971
Research Frontiers Inc.(a)	68,860	119,816
RF Industries Ltd.(a)	20,008	124,050
Richardson Electronics Ltd.	23,553	345,287
ScanSource Inc.(a)	53,636	1,670,225
SigmaTron International Inc.(a)	10,098	71,292
SmartRent Inc.(a)	249,125	1,126,045

Schedule of Investments (unaudited) (continued)	iShares® Micro-Cap ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Sono-Tek Corp.(a)(b)	14,507	$105,901
Velodyne Lidar Inc.(a)	401,191	383,218
Vishay Precision Group Inc.(a)	25,892	754,234
Wayside Technology Group Inc.	8,586	285,399
Wireless Telecom Group Inc.(a)(b)	48,352	63,825
Wrap Technologies Inc.(a)(b)	54,882	102,080
		20,697,594
Energy Equipment & Services — 1.6%
Borr Drilling Ltd.(a)(b)	281,928	1,299,688
Bristow Group Inc.(a)	49,622	1,161,155
Dawson Geophysical Co.(a)(b)	19,871	26,627
Diamond Offshore Drilling Inc.(a)	209,773	1,235,563
DMC Global Inc.(a)	39,307	708,705
Energy Services Of America, NVS(a)	14,972	30,842
ENGlobal Corp.(a)(b)	58,647	55,832
Enservco Corp.(a)	18,095	35,466
Exterran Corp.(a)(b)	50,269	216,157
Forum Energy Technologies Inc.(a)(b)	9,354	183,525
Geospace Technologies Corp.(a)(b)	26,469	125,463
Gulf Island Fabrication Inc.(a)	28,551	95,646
Helix Energy Solutions Group Inc.(a)	299,730	929,163
Independence Contract Drilling Inc.(a)	17,384	54,412
KLX Energy Services Holdings Inc.(a)(b)	19,525	84,543
Mammoth Energy Services Inc.(a)	39,023	85,851
National Energy Services Reunited Corp.(a)	78,659	533,308
Natural Gas Services Group Inc.(a)(b)	24,757	272,327
NCS Multistage Holdings Inc.(a)	1,308	40,025
Newpark Resources Inc.(a)	177,153	547,403
Nine Energy Service Inc.(a)	40,057	106,151
Oil States International Inc.(a)	127,801	692,681
Profire Energy Inc.(a)	77,348	111,381
Ranger Energy Services Inc.(a)(b)	23,259	235,846
SEACOR Marine Holdings Inc.(a)(b)	50,202	289,164
Select Energy Services Inc., Class A(a)	149,338	1,018,485
Smart Sand Inc.(a)(b)	46,985	93,970
Solaris Oilfield Infrastructure Inc., Class A	65,712	714,947
Superior Drilling Products Inc.(a)	25,777	25,519
TETRA Technologies Inc.(a)	261,152	1,060,277
Tidewater Inc.(a)(b)	80,088	1,689,056
		13,759,178
Entertainment — 0.3%
Ballantyne Strong Inc.(a)	32,863	79,200
Chicken Soup For The Soul Entertainment Inc.(a)(b)	15,141	112,195
CuriosityStream Inc.(a)(b)	51,550	87,119
Eros Media World PLC(a)(b)	20,406	48,974
Gaia Inc.(a)(b)	30,721	130,564
Goldan Matrix Group Inc., NVS	15,884	71,160
Marcus Corp. (The)(a)(b)	52,688	778,202
Playstudios Inc.(a)(b)	167,396	716,455
Reading International Inc., Class A, NVS(a)(b)	39,847	143,848
Redbox Entertainment Inc., Class A(a)(b)	13,659	101,077
Reservoir Media Inc.(a)	44,300	288,836
		2,557,630
Equity Real Estate Investment Trusts (REITs) — 3.6%
Alpine Income Property Trust Inc.	22,396	401,336
Ashford Hospitality Trust Inc.(a)(b)	71,760	429,125
Bluerock Residential Growth REIT Inc., Class A	60,269	1,584,472
Braemar Hotels & Resorts Inc.(b)	143,446	615,383
BRT Apartments Corp.	25,092	539,227
Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
CatchMark Timber Trust Inc., Class A	102,801	$1,034,178
CBL & Associates Properties Inc.(a)	55,916	1,313,467
Cedar Realty Trust Inc.	22,816	656,873
Chatham Lodging Trust(a)	101,020	1,055,659
City Office REIT Inc.	89,673	1,161,265
Clipper Realty Inc.	23,913	184,608
CorEnergy Infrastructure Trust Inc.	33,469	84,342
Creative Media & Community Trust Corp.	29,452	209,109
CTO Realty Growth Inc.	12,269	749,881
Diversified Healthcare Trust	501,770	913,221
Farmland Partners Inc.	95,750	1,321,350
Franklin Street Properties Corp., Class C	207,788	866,476
Gladstone Commercial Corp.	80,257	1,512,042
Gladstone Land Corp.(b)	67,904	1,504,753
Global Medical REIT Inc.	127,007	1,426,289
Global Self Storage Inc.	20,699	116,535
Hersha Hospitality Trust, Class A(a)	65,454	642,104
Indus Realty Trust Inc.	11,070	657,115
Modiv Inc., NVS(b)	15,940	281,819
NETSTREIT Corp.	100,738	1,900,926
New York City REIT Inc., Class A(b)	29,044	152,481
One Liberty Properties Inc.	34,423	894,310
Orion Office REIT Inc.	119,125	1,305,610
Pennsylivania real estate, NVS(a)	2	7
Plymouth Industrial REIT Inc.	79,025	1,386,098
Postal Realty Trust Inc., Class A.	37,025	551,673
Power REIT(a)	6,502	82,770
Presidio Property Trust Inc., Class A	24,052	76,726
Sotherly Hotels Inc.(a)	32,659	56,827
UMH Properties Inc.	104,177	1,839,766
Universal Health Realty Income Trust(b)	26,700	1,420,707
Urstadt Biddle Properties Inc., Class A	62,299	1,009,244
Whitestone REIT	98,350	1,057,263
		30,995,037
Food & Staples Retailing — 0.8%
Blue Apron Holdings Inc., Class A(a)(b)	55,702	202,755
Chefs' Warehouse Inc. (The)(a)(b)	71,449	2,778,652
HF Foods Group Inc.(a)	75,974	396,584
MedAvail Holdings Inc.(a)(b)	78,527	120,146
Natural Grocers by Vitamin Cottage Inc.	20,042	319,670
Rite Aid Corp.(a)(b)	114,977	774,945
SpartanNash Co.	75,111	2,266,099
Village Super Market Inc., Class A	17,529	399,837
		7,258,688
Food Products — 1.1%
Alico Inc.	13,186	469,817
AppHarvest Inc.(a)(b)	150,365	524,774
Barfresh Food Group Inc., NVS	10,742	60,692
Benson Hill Inc.(a)(b)	360,803	988,600
Better Choice Co. Inc.(a)	48,329	106,324
Blue Star Foods Corp.(a)	27,552	33,889
Bridgford Foods Corp.(a)	3,640	47,975
Calavo Growers Inc.	36,186	1,509,680
Farmer Bros. Co.(a)(b)	35,861	168,188
Landec Corp.(a)	54,248	540,853
Lifeway Foods Inc.(a)(b)	9,267	46,057
Limoneira Co.	33,001	464,984
Local Bounti Corp.(a)(b)	40,423	128,545
Mamamancini S Holdings Inc., NVS	32,256	45,158
Nuzee Inc.(a)	3,271	3,304

Schedule of Investments (unaudited) (continued)	iShares® Micro-Cap ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Food Products (continued)
Real Good Food Co. Inc. (The)(a)	12,515	$87,980
Rocky Mountain Chocolate Factory Inc.	9,377	64,608
S&W Seed Co.(a)(b)	37,472	37,847
Seneca Foods Corp., Class A(a)	12,264	681,143
SunOpta Inc.(a)	205,059	1,595,359
Tattooed Chef Inc.(a)	103,686	653,222
Vital Farms Inc.(a)	62,139	543,716
Whole Earth Brands Inc.(a)	84,225	522,195
		9,324,910
Gas Utilities — 0.0%
RGC Resources Inc.	17,646	336,509
Health Care Equipment & Supplies — 4.7%
Accelerate Diagnostics Inc.(a)(b)	91,471	90,803
Accuray Inc.(a)	187,122	366,759
Alphatec Holdings Inc.(a)	146,811	960,144
AngioDynamics Inc.(a)	78,169	1,512,570
Apollo Endosurgery Inc.(a)	76,639	279,732
Apyx Medical Corp.(a)	63,942	374,700
Artivion Inc.(a)	81,471	1,538,173
Axogen Inc.(a)(b)	85,788	702,604
Beyond Air Inc.(a)(b)	54,648	365,595
BioLife Solutions Inc.(a)(b)	70,601	975,000
Biomerica Inc.(a)(b)	24,073	69,571
Bioventus Inc., Class A(a)(b)	67,271	458,788
Butterfly Network Inc.(a)(b)	278,469	854,900
Cardiovascular Systems Inc.(a)	83,614	1,200,697
ClearPoint Neuro Inc.(a)(b)	46,426	605,859
Co-Diagnostics Inc.(a)(b)	70,095	393,233
Cutera Inc.(a)(b)	34,758	1,303,425
CVRx Inc.(a)	19,836	119,214
CytoSorbents Corp.(a)(b)	85,548	187,350
DarioHealth Corp.(a)(b)	41,120	252,477
Delcath Systems Inc.(a)(b)	12,176	48,582
Eargo Inc.(a)	60,723	45,658
Electromed Inc.(a)(b)	14,797	142,643
Envveno Medical Corp.(a)(b)	17,955	67,870
FONAR Corp.(a)	13,145	199,673
Hyperfine Inc.(a)	32,361	72,165
Inogen Inc.(a)	48,272	1,167,217
Invacare Corp.(a)(b)	68,888	88,177
iRadimed Corp.	14,903	505,808
IRIDEX Corp.(a)	30,875	79,349
Kewaunee Scientific Corp.(a)	5,955	98,436
LeMaitre Vascular Inc.	40,913	1,863,587
LENSAR Inc.(a)(b)	19,155	124,699
Lucid Diagnostics Inc.(a)(b)	21,796	49,259
Lucira Health Inc.(a)(b)	38,428	71,476
Meridian Bioscience Inc.(a)(b)	89,894	2,734,576
Microbot Medical Inc.(a)(b)	13,225	67,844
Milestone Scientific Inc.(a)(b)	116,324	106,495
Minerva Surgical Inc.(a)(b)	38,381	90,195
Modular Medical Inc., NVS	13,558	70,231
Nano-X Imaging Ltd.(a)	88,057	995,044
Natus Medical Inc.(a)	72,138	2,363,962
Nemaura Medical Inc.(a)	25,057	64,647
Neuronetics Inc.(a)	53,228	170,862
NeuroPace Inc.(a)	19,977	98,886
OraSure Technologies Inc.(a)	152,420	413,058
Orthofix Medical Inc.(a)	40,293	948,497
Security	Shares	Value

Health Care Equipment & Supplies (continued)
OrthoPediatrics Corp.(a)(b)	29,925	$1,291,264
Owlet Inc.(a)	33,032	56,154
PAVmed Inc.(a)(b)	166,275	155,417
Pro-Dex Inc.(a)	4,549	73,330
Pulmonx Corp.(a)(b)	71,806	1,056,984
Pulse Biosciences Inc.(a)(b)	31,229	47,780
Repro-Med Systems Inc.(a)(b)	66,424	168,053
Retractable Technologies Inc.(a)(b)	34,705	132,920
ReWalk Robotics Ltd.(a)(b)	127,078	119,453
RxSight Inc.(a)(b)	43,223	608,580
Sanara Medtech Inc.(a)(b)	7,097	148,044
SeaSpine Holdings Corp.(a)	73,444	414,959
Second Sight Medical Products Inc.(a)(b)	47,738	96,908
Semler Scientific Inc.(a)(b)	9,755	274,896
Senseonics Holdings Inc.(a)(b)	954,778	983,421
Sensus Healthcare Inc.(a)(b)	29,700	228,096
SI-BONE Inc.(a)	69,904	922,733
Sientra Inc.(a)(b)	131,631	110,267
Sight Sciences Inc.(a)(b)	44,466	399,749
Sonendo Inc.(a)(b)	37,086	63,788
Stereotaxis Inc.(a)	121,959	224,405
Strata Skin Sciences Inc.(a)	55,087	52,939
Surmodics Inc.(a)	28,705	1,068,687
Tactile Systems Technology Inc.(a)	40,270	293,971
Tela Bio Inc.(a)(b)	10,249	72,870
Tenon Medical Inc., NVS(a)(b)	5,701	12,884
TransMedics Group Inc.(a)(b)	56,238	1,768,685
UFP Technologies Inc.(a)	14,380	1,144,217
Utah Medical Products Inc.	7,137	613,068
Vapotherm Inc.(a)(b)	52,571	133,005
Venus Concept Inc.(a)(b)	60,887	28,239
Vicarious Surgical Inc., Class A(a)	112,510	330,779
ViewRay Inc.(a)	311,498	825,470
VolitionRx Ltd.(a)(b)	76,471	156,766
Zimvie Inc.(a)	44,058	705,369
Zynex Inc.(b)	46,791	373,392
		40,518,032
Health Care Providers & Services — 1.7%
Accolade Inc.(a)(b)	123,210	911,754
AirSculpt Technologies Inc.(a)	26,379	156,427
Akumin Inc.(a)	135,642	81,331
AlerisLife Inc(a)	41,948	50,338
ATI Physical Therapy Inc.(a)	162,311	228,859
Aveanna Healthcare Holdings Inc.(a)(b)	94,386	213,312
Biodesix Inc.(a)	34,657	56,837
CareMax Inc.(a)	126,624	459,645
Castle Biosciences Inc.(a)(b)	49,834	1,093,856
Cross Country Healthcare Inc.(a)(b)	76,711	1,597,890
Cryo Cell Intl Inc., NVS.	11,228	66,245
DocGo Inc.(a)(b)	168,929	1,206,153
Enzo Biochem Inc.(a)	88,040	182,243
Great Elm Group Inc.(a)	33,156	71,285
Hanger Inc.(a)(b)	79,046	1,131,939
Hims & Hers Health Inc.(a)	255,709	1,158,362
InfuSystem Holdings Inc.(a)(b)	37,612	362,204
Joint Corp. (The)(a)	29,299	448,568
Novo Integrated Sciences Inc.(a)	25,744	48,141
Oncology Institute Inc. (The)(a)	40,755	206,220
Pennant Group Inc. (The)(a)(b)	55,162	706,625
PetIQ Inc.(a)	57,187	960,170

Schedule of Investments (unaudited) (continued)	iShares® Micro-Cap ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Providers & Services (continued)
Psychemedics Corp.	9,554	$60,572
Quipt Home Medical Corp.(a)	68,408	312,625
RadNet Inc.(a)	102,746	1,775,451
Sema4 Holdings Corp.(a)(b)	334,798	421,846
Sharps Compliance Corp.(a)(b)	39,758	116,093
Sonida Senior Living Inc.(a)	7,270	152,670
Talkspace Inc.(a)	254,038	431,865
Viemed Healthcare Inc.(a)	74,202	399,207
Vivos Therapeutics Inc.(a)(b)	42,918	55,364
		15,124,097
Health Care Technology — 0.7%
Augmedix Inc.(a)	32,144	57,859
Babylon Holdings Ltd., NVS(a)(b)	222,648	217,705
Better Therapeutics, NVS	18,769	29,280
Biotricity Inc.(a)(b)	65,713	116,312
CareCloud Inc.(a)(b)	21,219	72,675
Computer Programs & Systems Inc.(a)	30,066	961,210
Convey Health Solutions Holdings Inc.(a)(b)	33,443	347,807
Forian Inc.(a)	39,215	172,154
HealthStream Inc.(a)	50,535	1,097,115
Icad Inc.(a)	45,885	183,540
OptimizeRx Corp.(a)	36,908	1,010,910
Sharecare Inc.(a)(b)	127,838	201,984
Simulations Plus Inc.(b)	32,662	1,611,217
Streamline Health Solutions Inc.(a)	82,683	105,007
Tabula Rasa HealthCare Inc.(a)	49,412	126,989
		6,311,764
Hotels, Restaurants & Leisure — 2.0%
Allied Esports Entertainment Inc.(a)	44,896	64,201
Ark Restaurants Corp.(b)	4,429	79,722
BBQ Holdings Inc.(a)(b)	13,009	135,554
Biglari Holdings Inc., Class B, NVS(a)	1,543	189,326
BJ's Restaurants Inc.(a)	47,719	1,034,548
Bluegreen Vacations Holding Corp.	26,925	672,048
BurgerFi International Inc.(a)	29,592	95,582
Canterbury Park Holding Corp.(a)	6,418	166,034
Carrols Restaurant Group Inc.	75,522	152,554
Century Casinos Inc.(a)	57,599	414,713
Chuy's Holdings Inc.(a)(b)	39,452	785,884
Denny's Corp.(a)(b)	125,666	1,090,781
Drive Shack Inc.(a)(b)	177,392	243,027
EBET Inc.(a)(b)	29,793	71,503
El Pollo Loco Holdings Inc.(a)	40,566	399,169
F45 Training Holdings Inc.(a)(b)	76,782	301,753
FAT Brands Inc.	10,819	80,602
FAT Brands Inc., Class B, NVS	2,369	18,194
Fiesta Restaurant Group Inc.(a)	35,884	256,212
First Watch Restaurant Group Inc.(a)	20,774	299,561
Flanigan's Enterprises Inc.	1,724	51,720
Full House Resorts Inc.(a)	68,696	417,672
GAN Ltd.(a)	82,563	244,387
Golden Entertainment Inc.(a)	42,885	1,696,102
Good Times Restaurants Inc.(a)	21,965	66,115
Inspirato Inc., NVS	21,093	97,661
Inspired Entertainment Inc.(a)	46,794	402,896
Kura Sushi USA Inc., Class A(a)	9,593	475,141
Lindblad Expeditions Holdings Inc.(a)(b)	67,254	544,757
Lottery.com Inc.(a)	73,785	82,639
Monarch Casino & Resort Inc.(a)(b)	27,828	1,632,669
Nathan's Famous Inc.	5,795	339,413
Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
NEOGAMES SA(a)	27,391	$367,313
Noodles & Co.(a)	85,574	402,198
ONE Group Hospitality Inc. (The)(a)	47,944	353,347
PlayAGS Inc.(a)	58,030	299,435
Potbelly Corp.(a)(b)	54,396	307,337
RCI Hospitality Holdings Inc.	18,581	898,577
Red Robin Gourmet Burgers Inc.(a)	32,849	263,777
Ruth's Hospitality Group Inc.	68,511	1,113,989
Sonder Holdings Inc.(a)	90,414	94,031
Target Hospitality Corp.(a)(b)	64,554	368,603
Xponential Fitness Inc., Class A(a)	35,933	451,319
		17,522,066
Household Durables — 1.1%
Aterian Inc.(a)(b)	126,835	273,964
Bassett Furniture Industries Inc.	18,668	338,264
Beazer Homes USA Inc.(a)	62,018	748,557
Dixie Group Inc. (The)(a)	34,074	43,615
Ethan Allen Interiors Inc.	47,589	961,774
Flexsteel Industries Inc.	11,131	200,358
Green Brick Partners Inc.(a)	60,040	1,174,983
Hamilton Beach Brands Holding Co., Class A	15,971	198,200
Harbor Custom Development Inc.(a)	21,987	30,562
Hooker Furnishings Corp.	24,703	384,132
Hovnanian Enterprises Inc., Class A(a)	10,747	459,864
Koss Corp.(a)(b)	9,610	66,790
Landsea Homes Corp.(a)(b)	21,929	146,047
Legacy Housing Corp.(a)	18,263	238,332
Lifetime Brands Inc.	26,378	291,213
Live Ventures Inc.(a)	2,724	68,127
Lovesac Co. (The)(a)(b)	29,320	806,300
Purple Innovation Inc., Class A(a)	114,004	348,852
Traeger Inc.(a)	65,636	278,953
Tupperware Brands Corp.(a)	96,016	608,741
Universal Electronics Inc.(a)	25,329	647,663
VOXX International Corp.(a)	31,081	289,364
Vuzix Corp.(a)(b)	123,621	877,709
		9,482,364
Household Products — 0.0%
Ocean Bio-Chem Inc.	7,639	98,391
Oil-Dri Corp. of America	10,482	321,273
		419,664
Independent Power and Renewable Electricity Producers — 0.1%
Altus Power Inc.(a)	88,202	556,555

Insurance — 1.5%
Ambac Financial Group Inc.(a)	96,228	1,092,188
Atlantic American Corp.	11,495	30,692
Citizens Inc./TX(a)(b)	105,732	443,017
Crawford & Co., Class A, NVS	34,266	267,275
Donegal Group Inc., Class A	31,762	541,542
eHealth Inc.(a)	51,593	481,363
Greenlight Capital Re Ltd., Class A(a)	54,155	418,618
Hallmark Financial Services Inc.(a)(b)	28,294	68,471
HCI Group Inc.	15,195	1,029,613
Heritage Insurance Holdings Inc.	50,232	132,612
Hippo Holdings Inc.(a)	538,444	473,077
ICC Holdings Inc.(a)	3,847	63,360
Investors Title Co.	2,719	426,584
Kingstone Companies Inc.	20,821	82,035
Kingsway Financial Services Inc.(a)	19,690	112,233

Schedule of Investments (unaudited) (continued)	iShares® Micro-Cap ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
Maiden Holdings Ltd.(a)(b)	145,265	$281,814
MBIA Inc.(a)	100,545	1,241,731
MetroMile Inc.(a)	247,145	226,756
Midwest Holding Inc.(a)(b)	6,028	72,336
National Security Group Inc. (The)	2,194	35,894
National Western Life Group Inc., Class A	4,772	967,284
NI Holdings Inc.(a)(b)	18,210	299,190
Oxbridge Re Holdings Ltd.(a)	9,980	33,333
Root Inc./OH, Class A(a)	295,965	352,198
Selectquote Inc.(a)	280,560	695,789
Tiptree Inc.	50,274	533,910
Trean Insurance Group Inc.(a)	46,838	291,801
United Fire Group Inc.	44,578	1,525,905
United Insurance Holdings Corp.	42,221	65,865
Universal Insurance Holdings Inc.	54,420	709,093
Vericity Inc.(a)	4,964	35,393
		13,030,972
Interactive Media & Services — 0.7%
Arena Group Holdings Inc. (The)(a)(b)	24,128	217,152
AutoWeb Inc.(a)(b)	17,283	6,569
Cars.com Inc.(a)(b)	145,734	1,374,272
DHI Group Inc.(a)(b)	90,191	448,249
EverQuote Inc., Class A(a)(b)	40,709	359,868
fuboTV Inc.(a)	374,623	925,319
IZEA Worldwide Inc.(a)(b)	127,367	114,376
Kubient Inc.(a)	4,281	2,825
Leafly Holdings Inc.(a)(b)	8,723	39,254
Liberty TripAdvisor Holdings Inc., Class A(a)	157,976	119,525
Outbrain Inc.(a)(b)	83,050	417,741
QuinStreet Inc.(a)	109,106	1,097,606
Society Pass Inc.(a)	6,861	13,310
Super League Gaming Inc.(a)	54,413	55,501
Travelzoo(a)	13,320	80,719
TrueCar Inc.(a)	195,198	505,563
Wejo Group Ltd.(a)(b)	45,795	54,496
Zedge Inc., Class B(a)	24,186	69,656
		5,902,001
Internet & Direct Marketing Retail — 1.1%
1-800-Flowers.com Inc., Class A(a)	56,691	539,131
1847 Goedeker Inc.(a)(b)	208,515	254,388
1stdibs.com Inc.(a)	48,673	276,949
aka Brands Holding Corp.(a)	25,483	70,333
BARK Inc.(a)	106,909	136,844
Boxed Inc.(a)(b)	23,911	44,235
CarParts.com Inc.(a)(b)	105,724	733,725
ContextLogic Inc., Class A(a)(b)	1,193,259	1,909,214
Duluth Holdings Inc., Class B(a)(b)	26,868	256,321
Groupon Inc.(a)	45,455	513,641
iMedia Brands Inc.(a)	41,593	50,328
iPower Inc.(a)(b)	29,903	31,697
Lands' End Inc.(a)(b)	31,859	338,343
Liquidity Services Inc.(a)	51,603	693,544
Lulu's Fashion Lounge Holdings Inc.(a)	12,290	133,347
PARTS iD Inc.(a)(b)	13,888	21,526
PetMed Express Inc.	42,585	847,441
Porch Group Inc.(a)(b)	169,134	432,983
Poshmark Inc., Class A(a)	96,723	977,870
RealReal Inc. (The)(a)	177,259	441,375
Rent the Runway Inc.(a)(b)	99,050	304,084
RumbleON Inc., Class B(a)(b)	21,960	323,032
Security	Shares	Value

Internet & Direct Marketing Retail (continued)
ThredUp Inc., Class A(a)	122,614	$306,535
		9,636,886
IT Services — 2.0%
AgileThought Inc.(a)(b)	60,742	314,036
ALJ Regional Holdings Inc.(a)(b)	48,879	94,336
BM Technologies Inc.(a)(b)	19,177	112,953
Brightcove Inc.(a)	86,431	546,244
Cantaloupe Inc.(a)	121,843	682,321
Cass Information Systems Inc.	28,063	948,529
Cerberus Cyber Sentinel Corp.(a)	96,857	348,685
Computer Task Group Inc.(a)	29,655	253,847
Crexendo Inc.(b)	16,834	52,185
CSP Inc.(a)	9,353	85,112
Decisionpoint System Inc., NVS(a)(b)	10,519	42,076
Edgio Inc(a)(b)	285,691	659,946
ESC Srax Inc., NVS	49,878	2,993
Glimpse Group Inc. (The)(a)(b)	4,837	19,251
GreenBox POS(a)(b)	43,207	45,367
Grid Dynamics Holdings Inc.(a)(b)	101,759	1,711,586
Hackett Group Inc. (The)	56,587	1,073,455
I3 Verticals Inc., Class A(a)(b)	45,905	1,148,543
IBEX Holdings Ltd.(a)(b)	11,759	198,374
Information Services Group Inc.(b)	73,146	494,467
Innodata Inc.(a)	51,822	250,819
International Money Express Inc.(a)	67,959	1,391,121
MoneyGram International Inc.(a)(b)	197,068	1,970,680
OMNIQ Corp.(a)	12,170	66,935
Paya Holdings Inc., Class A(a)	183,574	1,206,081
Paysign Inc.(a)(b)	67,572	102,709
PFSweb Inc.(a)(b)	34,250	402,780
Priority Technology Holdings Inc.(a)	38,837	128,162
Research Solutions Inc/CA(a)	36,310	64,269
ServiceSource International Inc.(a)	202,140	297,146
StarTek Inc.(a)	35,254	101,884
Steel Connect Inc.(a)	83,193	111,479
Tucows Inc., Class A(a)(b)	20,776	924,740
Unisys Corp.(a)(b)	138,756	1,669,235
Usio Inc.(a)	44,983	109,309
Wavedancer Inc., NVS	33,905	45,433
WidePoint Corp.(a)	18,581	44,409
		17,721,497
Leisure Products — 0.7%
American Outdoor Brands Inc.(a)(b)	28,063	266,879
AMMO Inc.(a)(b)	182,277	701,766
Clarus Corp.(b)	59,884	1,137,197
Escalade Inc.(b)	20,272	263,333
JAKKS Pacific Inc.(a)(b)	11,642	147,388
Johnson Outdoors Inc., Class A	11,136	681,078
Marine Products Corp.	17,584	167,224
MasterCraft Boat Holdings Inc.(a)	38,573	811,962
Nautilus Inc.(a)	62,661	109,657
Smith & Wesson Brands Inc.	95,716	1,256,751
Solo Brands Inc., Class A(a)	46,961	190,662
Vinco Ventures Inc.(a)(b)	388,299	535,852
		6,269,749
Life Sciences Tools & Services — 1.0%
Absci Corp.(a)	110,848	368,015
Aduro Biotech Inc., NVS(a)(c)	33,109	84,063
Akoya Biosciences Inc.(a)(b)	32,517	417,843

Schedule of Investments (unaudited) (continued)	iShares® Micro-Cap ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Life Sciences Tools & Services (continued)
Alpha Teknova Inc.(a)(b)	13,387	$112,451
Berkeley Lights Inc.(a)	117,405	583,503
BioNano Genomics Inc.(a)(b)	611,691	844,134
Champions Oncology Inc.(a)	14,448	116,884
ChromaDex Corp.(a)(b)	108,837	181,758
Codex DNA Inc.(a)	20,422	36,760
Codexis Inc.(a)(b)	128,701	1,346,213
Harvard Bioscience Inc.(a)	82,403	296,651
Inotiv Inc.(a)(b)	36,220	347,712
IsoPlexis Corp(a)(b)	33,968	73,371
MaxCyte Inc.(a)	183,422	867,586
Miromatrix Medical Inc.(a)(b)	32,570	129,954
Nautilus Biotechnology Inc.(a)(b)	97,965	263,526
Personalis Inc.(a)(b)	77,721	268,137
Quantum-Si Inc.(a)(b)	189,577	439,819
Rapid Micro Biosystems Inc., Cass A(a)	45,527	195,766
Science 37 Holdings Inc(a)	128,890	259,069
Seer Inc., Class A(a)	108,996	975,514
Singular Genomics Systems Inc.(a)(b)	115,826	442,455
Standard BioTools Inc.(a)	159,854	255,766
		8,906,950
Machinery — 2.4%
Agrify Corp.(a)(b)	49,728	97,964
Berkshire Grey Inc., Class A(a)	100,250	145,363
Blue Bird Corp.(a)(b)	36,571	336,819
CIRCOR International Inc.(a)	38,648	633,441
Columbus McKinnon Corp./NY(b)	58,570	1,661,631
Commercial Vehicle Group Inc.(a)(b)	66,203	386,626
Douglas Dynamics Inc.	47,216	1,356,988
Eastern Co. (The)	11,077	225,306
Energy Recovery Inc.(a)	116,521	2,262,838
Fathom Digital Manufacturing C(a)(b)	20,307	78,791
FreightCar America Inc.(a)(b)	31,813	115,799
Gencor Industries Inc.(a)	21,974	223,256
Graham Corp.	21,156	146,400
Hurco Companies Inc.	13,206	326,716
Hydrofarm Holdings Group Inc.(a)(b)	90,978	316,603
Hyliion Holdings Corp.(a)	279,398	899,662
Hyster-Yale Materials Handling Inc.	22,913	738,257
Hyzon Motors Inc.(a)(b)	185,243	544,614
LB Foster Co., Class A(a)(b)	20,965	269,820
Lightning eMotors Inc.(a)(b)	82,086	227,378
LS Starrett Co. (The), Class A(a)	13,425	94,244
Luxfer Holdings PLC	58,041	877,580
Manitex International Inc.(a)(b)	30,719	199,366
Manitowoc Co. Inc. (The)(a)	72,734	765,889
Markforged Holding Corp.(a)	228,383	422,509
Mayville Engineering Co. Inc.(a)(b)	20,457	158,337
Miller Industries Inc./TN	23,130	524,357
NN Inc.(a)	89,707	226,959
Park-Ohio Holdings Corp.	17,655	280,008
Perma-Pipe International Holdings Inc.(a)	16,251	146,259
REV Group Inc.	73,598	800,010
Sarcos Technology and Robotics Corp.(a)(b)	160,049	425,730
Shyft Group Inc. (The)	72,600	1,349,634
Titan International Inc.(a)	107,502	1,623,280
Twin Disc Inc.(a)	22,198	201,114
Urban-Gro Inc.(a)(b)	16,629	80,484
Velo3D Inc.(a)	116,996	161,455
Wabash National Corp.	102,171	1,387,482
Security	Shares	Value

Machinery (continued)
Xos Inc.(a)(b)	112,735	$207,432
		20,926,401
Marine — 0.5%
Eagle Bulk Shipping Inc.	28,257	1,465,973
Eneti Inc.	47,656	292,608
Genco Shipping & Trading Ltd.	77,312	1,493,668
Navios Maritime Holdings Inc.(a)	39,715	84,990
Pangaea Logistics Solutions Ltd.	75,148	381,752
Safe Bulkers Inc.	154,449	589,995
		4,308,986
Media — 1.0%
AdTheorent Holding Co. Inc.(a)	32,844	101,488
Audacy Inc(a)(b)	255,625	240,850
Beasley Broadcast Group Inc., Class A(a)	20,218	25,879
Boston Omaha Corp., Class A(a)(b)	43,633	901,021
Clear Channel Outdoor Holdings Inc.(a)	774,863	829,103
comScore Inc.(a)	166,041	342,044
Cumulus Media Inc., Class A(a)	39,271	303,565
Daily Journal Corp.(a)(b)	2,608	674,950
DallasNews Corp.	11,220	71,023
Digital Media Solutions Inc., Class A(a)(b)	13,282	14,743
Direct Digital Holding, NVS(a)(b)	13,862	17,882
Emerald Holding Inc.(a)	47,169	191,978
Entravision Communications Corp., Class A	129,109	588,737
Fluent Inc.(a)	95,486	113,628
Gambling.com Group Ltd.(a)	18,763	147,665
Gannett Co. Inc.(a)	306,220	888,038
Harte-Hanks Inc., NVS(a)(b)	9,885	125,935
Hemisphere Media Group Inc.(a)(b)	35,390	270,026
Innovid Corp.(a)	46,084	76,499
Lee Enterprises Inc.(a)(b)	11,618	220,626
Loyalty Ventures Inc.(a)	41,659	148,723
Marchex Inc., Class B(a)	38,406	50,696
National CineMedia Inc.	140,103	128,362
Saga Communications Inc., Class A	8,441	209,759
Salem Media Group Inc.(a)(b)	27,633	58,582
Stran & Co. Inc.(a)	18,665	30,984
Thryv Holdings Inc.(a)	54,396	1,217,926
Townsquare Media Inc., Class A(a)	24,982	204,603
Troika Media Group Inc.	23,881	18,126
Urban One Inc., Class A(a)	19,007	103,778
Urban One Inc., Class D, NVS(a)	26,009	111,319
		8,428,538
Metals & Mining — 1.4%
5E Advanced Materials Inc.(a)(b)	67,759	825,305
Ampco-Pittsburgh Corp.(a)(b)	30,835	119,331
Caledonia Mining Corp. PLC	26,066	285,423
Comstock Mining Inc.(a)	128,913	79,926
Dakota Gold Corp., NVS(a)	107,306	359,475
Friedman Industries Inc.	13,950	113,553
Gatos Silver Inc.(a)(b)	97,676	280,330
Gold Resource Corp.	182,529	297,522
Haynes International Inc.	25,640	840,223
Hycroft Mining Holding Corp.(a)(b)	313,235	347,691
Idaho Strategic Resources , NVS	21,706	170,826
Olympic Steel Inc.	20,470	527,102
Perpetua Resources Corp.(a)	68,345	226,222
Piedmont Lithium Inc.(a)	36,512	1,329,402
PolyMet Mining Corp.(a)(b)	61,418	168,900

Schedule of Investments (unaudited) (continued)	iShares® Micro-Cap ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Metals & Mining (continued)
Ramaco Resources Inc.	47,288	$621,837
Ryerson Holding Corp.	34,753	739,891
Schnitzer Steel Industries Inc., Class A	54,515	1,790,273
SunCoke Energy Inc.	174,853	1,190,749
Synalloy Corp.(a)	14,838	208,622
TimkenSteel Corp.(a)	97,377	1,821,924
U.S. Gold Corp.(a)(b)	15,067	62,528
Universal Stainless & Alloy Products Inc.(a)	19,018	140,733
		12,547,788
Mortgage Real Estate Investment — 1.7%
ACRES Commercial Realty Corp.(a)	18,491	151,441
AFC Gamma Inc.	33,023	506,243
AG Mortgage Investment Trust Inc.	48,561	327,787
Angel Oak Mortgage Inc.	25,685	332,878
Ares Commercial Real Estate Corp.	92,887	1,136,008
Arlington Asset Investment Corp., Class A(a)	60,521	196,693
ARMOUR Residential REIT Inc.	214,135	1,507,510
Cherry Hill Mortgage Investment Corp.	38,933	249,171
Chicago Atlantic Real Estate Finance Inc.	15,026	226,291
Dynex Capital Inc.	75,874	1,207,914
Ellington Financial Inc.	119,330	1,750,571
Ellington Residential Mortgage REIT	27,634	206,426
Franklin BSP Realty Trust Inc.	175,764	2,369,299
Granite Point Mortgage Trust Inc.	111,030	1,062,557
Great Ajax Corp.	45,517	436,508
Invesco Mortgage Capital Inc.	69,573	1,021,332
Lument Finance Trust Inc.	66,241	157,654
Manhattan Bridge Capital Inc.	18,922	105,963
Nexpoint Real Estate Finance Inc.	16,430	333,036
Orchid Island Capital Inc.	374,961	1,068,639
Sachem Capital Corp.	73,249	298,856
Western Asset Mortgage Capital Corp.	132,259	160,033
		14,812,810
Multi-Utilities — 0.2%
Unitil Corp.	33,343	1,957,901

Oil, Gas & Consumable Fuels — 3.2%
Adams Resources & Energy Inc.	5,142	165,521
Aemetis Inc.(a)(b)	61,470	301,818
Alto Ingredients Inc.(a)(b)	152,496	565,760
American Resources Corp.(a)(b)	110,816	160,683
Amplify Energy Corp.(a)	74,126	484,784
Ardmore Shipping Corp.(a)(b)	72,329	504,133
Battalion Oil Corp.(a)	6,043	51,547
Berry Corp.	168,112	1,281,013
Centrus Energy Corp., Class A(a)	22,237	550,366
Dorian LPG Ltd.	64,282	977,086
Ecoark Holdings Inc.(a)(b)	50,442	132,158
Empire Petroleum Corp., NVS(b)	13,848	164,376
Energy Fuels Inc./Canada(a)(b)	327,043	1,605,781
Epsilon Energy Ltd.(b)	28,404	167,300
Evolution Petroleum Corp.	65,397	357,068
Gevo Inc.(a)(b)	412,624	969,666
Hallador Energy Co.(a)(b)	44,695	241,800
Houston American Energy Corp.(a)(b)	19,480	89,413
International Seaways Inc.	103,127	2,186,292
Laredo Petroleum Inc.(a)	35,870	2,472,878
Lightbridge Corp.(a)(b)	20,911	97,445
Mexco Energy Corp.(a)	2,581	44,367
NACCO Industries Inc., Class A	8,493	321,885
Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
NextDecade Corp.(a)(b)	66,230	$294,061
Nordic American Tankers Ltd.(b)	396,277	844,070
Overseas Shipholding Group Inc., Class A(a)(b)	141,336	289,739
Par Pacific Holdings Inc.(a)	103,010	1,605,926
PEDEVCO Corp.(a)	57,348	65,950
PHX Minerals Inc.(b)	63,692	193,624
PrimeEnergy Resources Corp.(a)(b)	1,716	134,534
REX American Resources Corp.(a)	11,099	941,195
Riley Exploration Permian Inc.(b)	21,758	526,108
Ring Energy Inc.(a)(b)	183,908	489,195
SandRidge Energy Inc.(a)	66,243	1,038,028
SilverBow Resources Inc.(a)(b)	24,707	700,691
Sitio Royalties Corp., NVS	24,762	573,983
Stabilis Solutions Inc.(a)(b)	5,761	23,102
Teekay Corp.(a)	146,718	422,548
Teekay Tankers Ltd., Class A(a)	47,644	839,964
U.S. Energy Corp. Wyoming	10,072	34,849
Uranium Energy Corp.(a)(b)	585,456	1,803,205
Ur-Energy Inc.(a)(b)	436,068	462,232
VAALCO Energy Inc.(b)	122,937	853,183
Vertex Energy Inc.(a)(b)	113,347	1,192,410
W&T Offshore Inc.(a)	199,003	859,693
		28,081,430
Paper & Forest Products — 0.3%
Clearwater Paper Corp.(a)	35,007	1,177,285
Glatfelter Corp.	91,763	631,329
Neenah Inc.	35,269	1,204,084
		3,012,698
Personal Products — 0.4%
Grove Inc.(a)(b)	17,990	75,558
Honest Co. Inc. (The)(a)	134,037	391,388
LifeMD Inc.(a)(b)	43,811	89,374
Lifevantage Corp.	26,976	117,346
Mannatech Inc.	2,710	45,121
Natural Alternatives International Inc.(a)(b)	10,438	108,973
Natural Health Trends Corp.	14,500	77,792
Nature's Sunshine Products Inc.(a)	28,880	308,150
Thorne HealthTech Inc.(a)	29,638	143,448
United-Guardian Inc.	6,878	103,101
Veru Inc.(a)(b)	136,226	1,539,354
Zivo Bioscience Inc.(a)	16,960	66,483
		3,066,088
Pharmaceuticals — 3.4%
Acer Therapeutics Inc.(a)(b)	23,563	29,689
Aclaris Therapeutics Inc.(a)	125,494	1,751,896
Adial Pharmaceuticals Inc.(a)	31,594	42,336
Aerie Pharmaceuticals Inc.(a)	97,522	731,415
Aerpio Pharmaceuticals Inc., NVS	102,420	1
Alimera Sciences Inc.(a)(b)	12,120	66,296
Amylyx Pharmaceuticals Inc.(a)(b)	23,734	457,117
AN2 Therapeutics Inc.(a)	10,232	79,298
Anebulo Pharmaceuticals Inc.(a)(b)	6,731	35,001
Angion Biomedica Corp.(a)	49,554	56,492
ANI Pharmaceuticals Inc.(a)	26,491	785,988
Aquestive Therapeutics Inc.(a)(b)	58,164	37,213
Assertio Holdings Inc.(a)	95,025	280,324
Atea Pharmaceuticals Inc.(a)(b)	159,913	1,135,382
Athira Pharma Inc.(a)(b)	71,195	217,145
Biofrontera Inc.(a)	17,664	32,855

Schedule of Investments (unaudited) (continued)	iShares® Micro-Cap ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals (continued)
Cara Therapeutics Inc.(a)	94,154	$859,626
CinCor Pharma Inc.(a)(b)	28,269	532,588
Citius Pharmaceuticals Inc.(a)(b)	258,084	237,437
Clearside Biomedical Inc.(a)	119,609	175,825
Clever Leaves Holdings Inc.(a)	64,264	62,715
Cognition Therapeutics Inc.(a)(b)	26,816	57,118
Collegium Pharmaceutical Inc.(a)	71,187	1,261,434
CorMedix Inc.(a)(b)	80,340	322,967
Cumberland Pharmaceuticals Inc.(a)	19,121	39,676
Cymabay Therapeutics Inc.(a)	176,952	522,008
Dare Bioscience Inc.(a)(b)	172,325	211,960
DICE Therapeutics Inc.(a)(b)	59,498	923,409
Edgewise Therapeutics Inc.(a)	62,418	496,847
Endo International PLC(a)	486,524	226,574
Esperion Therapeutics Inc.(a)(b)	131,417	835,812
Eton Pharmaceuticals Inc.(a)(b)	42,312	110,857
Evolus Inc.(a)(b)	74,342	862,367
Eyenovia Inc.(a)	51,732	100,877
EyePoint Pharmaceuticals Inc.(a)	54,314	427,451
Fulcrum Therapeutics Inc.(a)	70,914	347,479
Harrow Health Inc.(a)	47,722	347,416
Hepion Pharmaceuticals Inc.(a)(b)	172,895	98,982
Ikena Oncology Inc.(a)(b)	50,546	223,919
IMARA Inc.(a)	39,386	48,051
Journey Medical Corp.(a)(b)	7,811	29,213
KemPharm Inc.(a)(b)	71,554	319,131
Landos Biopharma Inc.(a)(b)	32,338	23,539
Lipocine Inc.(a)(b)	176,662	141,506
Liquidia Corp.(a)(b)	101,971	444,594
Longboard Pharmaceuticals Inc.(a)	20,524	63,419
Lyra Therapeutics Inc.(a)(b)	34,927	197,338
Marinus Pharmaceuticals Inc.(a)(b)	77,594	375,555
MediWound Ltd.(a)(b)	43,338	79,742
MyMD Pharmaceuticals Inc.(a)(b)	77,663	168,529
Novan Inc.(a)(b)	44,042	102,618
NRX Pharmaceuticals Inc.(a)	70,969	42,581
Nutriband Inc.(a)(b)	14,872	61,124
Ocular Therapeutix Inc.(a)	160,687	645,962
Ocuphire Pharma Inc.(a)(b)	37,255	71,530
Omeros Corp.(a)(b)	125,449	344,985
Omthera Pharmaceuticals Inc., NVS(c)	60,904	14,331
Opiant Pharmaceuticals Inc.(a)	9,873	118,377
Optinose Inc.(a)(b)	115,354	422,196
Oramed Pharmaceuticals Inc.(a)(b)	78,307	358,646
Otonomy Inc.(a)(b)	119,413	248,379
Paratek Pharmaceuticals Inc.(a)	107,438	207,355
Phathom Pharmaceuticals Inc.(a)	47,543	401,263
Phibro Animal Health Corp., Class A	42,575	814,460
Pliant Therapeutics Inc.(a)	49,156	393,740
PLx Pharma Inc.(a)(b)	53,773	130,668
Processa Pharmaceuticals Inc.(a)(b)	26,221	73,681
ProPhase Labs Inc.	27,638	350,450
Provention Bio Inc.(a)(b)	116,677	466,708
Rain Therapeutics Inc.(a)(b)	17,816	99,057
Relmada Therapeutics Inc.(a)	56,947	1,081,424
RVL Pharmaceuticals PLC(a)	86,972	118,282
Satsuma Pharmaceuticals Inc.(a)	43,581	180,425
scPharmaceuticals Inc.(a)(b)	37,114	178,890
SCYNEXIS Inc.(a)(b)	64,833	120,589
SIGA Technologies Inc.	99,389	1,150,925
Security	Shares	Value

Pharmaceuticals (continued)
Societal CDMO Inc(a)(b)	112,657	$89,562
Tarsus Pharmaceuticals Inc.(a)	38,141	556,859
Terns Pharmaceuticals Inc.(a)	31,521	78,172
TFF Pharmaceuticals Inc.(a)(b)	42,810	241,877
Theravance Biopharma Inc.(a)(b)	135,507	1,227,693
Theseus Pharmaceuticals Inc.(a)(b)	34,825	192,582
Trevi Therapeutics Inc.(a)(b)	43,237	121,496
Tricida Inc.(a)(b)	69,930	676,922
Ventyx Biosciences Inc.(a)(b)	47,066	575,617
Verrica Pharmaceuticals Inc.(a)(b)	30,484	58,529
WaVe Life Sciences Ltd.(a)	96,634	314,061
Xeris Biopharma Holdings Inc.(a)(b)	280,338	431,721
Zynerba Pharmaceuticals Inc.(a)(b)	88,018	100,341
		29,778,487
Professional Services — 1.5%
Atlas Technical Consultants Inc.(a)	36,971	194,467
Barrett Business Services Inc.	15,114	1,101,357
BGSF Inc.	20,456	252,836
BlackSky Technology Inc.(a)	171,939	397,179
CRA International Inc.	14,965	1,336,674
DLH Holdings Corp.(a)	10,598	161,514
Forrester Research Inc.(a)	24,527	1,173,372
Franklin Covey Co.(a)	26,514	1,224,417
Heidrick & Struggles International Inc.	40,838	1,321,518
Hill International Inc.(a)	104,673	175,851
HireQuest Inc.(b)	11,161	157,258
Hudson Global Inc.(a)	5,438	170,753
Kelly Services Inc., Class A, NVS	73,786	1,463,176
Mastech Digital Inc.(a)(b)	8,249	122,580
Mistras Group Inc.(a)	42,569	252,860
RCM Technologies Inc.(a)(b)	15,672	317,201
Red Violet Inc.(a)(b)	19,919	379,258
Resources Connection Inc.	66,845	1,361,633
Skillsoft Corp.(a)(b)	170,854	601,406
Spire Global Inc.(a)	259,089	300,543
Where Food Comes From Inc.(b)	6,499	70,189
Willdan Group Inc.(a)(b)	24,271	669,394
		13,205,436
Real Estate Management & Development — 0.7%
Altisource Asset Management Corp.(a)	3,171	32,499
Altisource Portfolio Solutions SA(a)(b)	10,993	118,065
American Realty Investors Inc.(a)	3,020	42,854
AMREP Corp.(a)(b)	7,049	79,090
Comstock Holding Companies Inc.(a)	4,986	22,537
Doma Holdings Inc.(a)(b)	291,768	300,521
Douglas Elliman Inc.	159,915	765,993
Fathom Holdings Inc.(a)(b)	18,344	143,817
Forestar Group Inc.(a)(b)	37,882	518,604
FRP Holdings Inc.(a)(b)	14,056	848,280
InterGroup Corp. (The)(a)	1,061	44,551
JW Mays Inc.(a)	934	39,228
Maui Land & Pineapple Co. Inc.(a)(b)	15,015	142,192
Rafael Holdings Inc., Class B(a)(b)	32,128	60,079
RE/MAX Holdings Inc., Class A	39,308	963,832
Seritage Growth Properties, Class A(a)	91,588	477,173
Stratus Properties Inc.(a)	12,213	393,564
Tejon Ranch Co.(a)	43,146	669,626
Transcontinental Realty Investors Inc.(a)	2,547	101,345

Schedule of Investments (unaudited) (continued)	iShares® Micro-Cap ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Real Estate Management & Development (continued)
Trinity Place Holdings Inc.(a)(b)	40,967	$41,377
		5,805,227
Road & Rail — 0.4%
Bird Global Inc.(a)	351,910	153,433
Covenant Logistics Group Inc., Class A	23,118	580,031
Daseke Inc.(a)	86,248	551,125
Helbiz Inc., NVS	17,663	11,481
PAM Transportation Services Inc.(a)	13,710	375,517
U.S. Xpress Enterprises Inc., Class A(a)	57,749	154,767
Universal Logistics Holdings Inc.	15,139	413,446
USA Truck Inc.(a)	17,103	537,376
Yellow Corp.(a)	106,743	312,757
		3,089,933
Semiconductors & Semiconductor Equipment — 2.5%
ACM Research Inc., Class A(a)(b)	100,358	1,689,025
Aehr Test Systems(a)(b)	49,338	370,035
Alpha & Omega Semiconductor Ltd.(a)	46,123	1,537,741
Amtech Systems Inc.(a)	24,126	176,120
Atomera Inc.(a)(b)	42,685	400,385
AXT Inc.(a)(b)	84,864	497,303
CEVA Inc.(a)(b)	47,760	1,602,826
CVD Equipment Corp.(a)(b)	11,632	45,946
CyberOptics Corp.(a)(b)	15,168	529,970
Everspin Technologies Inc.(a)	40,351	211,439
GSI Technology Inc.(a)	38,498	132,818
Ichor Holdings Ltd.(a)	58,650	1,523,727
Impinj Inc.(a)	43,972	2,579,837
indie Semiconductor Inc., Class A(a)(b)	209,621	1,194,840
inTEST Corp.(a)	22,742	155,100
Kopin Corp.(a)(b)	178,483	199,901
NeoPhotonics Corp.(a)	110,368	1,736,089
NVE Corp.	10,037	467,925
PDF Solutions Inc.(a)(b)	63,388	1,363,476
Peraso Inc.(a)	22,190	42,605
Photronics Inc.(a)	125,664	2,447,935
Pixelworks Inc.(a)(b)	109,903	209,915
QuickLogic Corp.(a)(b)	25,286	214,425
Rockley Photonics Holdings Ltd.(a)(b)	210,961	459,895
SkyWater Technology Inc.(a)(b)	22,301	134,252
SMART Global Holdings Inc.(a)(b)	103,256	1,690,301
Transphorm Inc., NVS	43,592	166,085
		21,779,916
Software — 2.9%
A10 Networks Inc.	138,657	1,993,888
Agilysys Inc.(a)	40,807	1,928,947
American Software Inc./GA, Class A	65,423	1,057,236
Applied Blockchain Inc., NVS	13,793	14,483
Applied Blockchain Inc., NVS(a)(b)	68,896	252,848
Arteris Inc.(a)	34,873	243,065
Asure Software Inc.(a)(b)	39,463	224,939
AudioEye Inc.(a)(b)	15,722	94,489
Avaya Holdings Corp.(a)(b)	177,189	396,903
AvePoint Inc.(a)(b)	270,505	1,173,992
Aware Inc./MA(a)(b)	29,922	71,214
Benefitfocus Inc.(a)	53,907	419,396
Bit Digital Inc.(a)(b)	164,519	215,520
Black Box Stocks, NVS(a)(b)	12,857	19,028
Blend Labs Inc., Class A(a)(b)	387,744	915,076
Btcs Inc Common Stock, NVS	12,602	18,777
Security	Shares	Value

Software (continued)
ChannelAdvisor Corp.(a)(b)	62,696	$914,108
Cipher Mining Inc.(a)	79,443	108,837
Cleanspark Inc.(a)(b)	84,071	329,558
CoreCard Corp.(a)(b)	14,876	363,123
Couchbase Inc.(a)	55,564	912,361
CYNGN Inc.(a)	23,145	26,617
DatChat Inc.(a)	33,947	36,663
Digimarc Corp.(a)(b)	28,545	403,626
eGain Corp.(a)	43,532	424,437
Greenidge Generation Holdings Inc.(a)(b)	25,109	63,777
GSE Systems Inc.(a)	42,235	52,794
GTY Technology Holdings Inc.(a)	84,679	530,091
Intellicheck Inc.(a)	40,434	81,677
Intrusion Inc.(a)(b)	36,882	144,209
Ipsidy Inc.(a)	46,756	90,707
IronNet Inc.(a)(b)	134,320	296,847
Issuer Direct Corp.(a)	5,975	152,124
Kaleyra Inc.(a)(b)	61,107	124,658
Kaltura Inc.(a)(b)	139,463	277,531
Latch Inc.(a)(b)	146,733	167,276
LiveVox Holdings Inc.(a)	44,273	73,493
Marin Software Inc.(a)	29,893	49,323
Mind CTI Ltd.	39,944	95,466
Mitek Systems Inc.(a)	88,546	818,165
NetSol Technologies Inc.(a)	22,611	72,016
NextNav Inc.(a)	100,212	227,481
ON24 Inc.(a)	87,270	828,192
OneSpan Inc.(a)	83,372	992,127
Park City Group Inc.(a)(b)	25,525	112,310
Phunware Inc.(a)(b)	205,083	221,490
Quantum Computing Inc.(a)	50,344	119,819
Qumu Corp.(a)	9,061	7,294
Rekor Systems Inc.(a)(b)	82,964	146,017
Rimini Street Inc.(a)(b)	101,236	608,428
Saitech Global Corp., NVS	4,588	18,444
Seachange International Inc.(a)	98,113	59,241
ShotSpotter Inc.(a)(b)	18,631	501,360
Smith Micro Software Inc.(a)(b)	102,600	253,422
Soluna Holdings Inc(a)(b)	19,127	77,847
SRAX Inc.(a)(b)	41,917	139,164
Stronghold Digital Mining Inc.(a)(b)	41,752	69,308
Synchronoss Technologies Inc.(a)(b)	163,856	188,434
T Stamp Inc Class A, NVS	27,600	45,816
Telos Corp.(a)	113,110	913,929
Terawulf Inc.(a)	42,716	51,259
Upland Software Inc.(a)	61,010	885,865
UserTesting Inc.(a)(b)	98,146	492,693
Veritone Inc.(a)(b)	66,503	434,265
Viant Technology Inc., Class A(a)	28,774	146,172
VirnetX Holding Corp.(a)(b)	134,137	156,940
Weave Communications Inc.(a)(b)	12,202	37,094
WM Technology Inc.(a)(b)	151,904	499,764
Yext Inc.(a)	252,717	1,207,987
		25,091,447
Specialty Retail — 2.8%
Aaron's Co. Inc. (The)	63,434	922,965
America's Car-Mart Inc./TX(a)	12,491	1,256,595
Barnes & Noble Education Inc.(a)	94,333	276,396
Big 5 Sporting Goods Corp.(b)	45,496	510,010
Build-A-Bear Workshop Inc., Class A	29,992	492,469

Schedule of Investments (unaudited) (continued)	iShares® Micro-Cap ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Specialty Retail (continued)
Caleres Inc.	76,365	$2,003,818
CarLotz Inc.(a)(b)	185,764	73,098
Cato Corp. (The), Class A	39,007	452,871
Chico's FAS Inc.(a)	256,152	1,273,076
Children's Place Inc. (The)(a)(b)	27,816	1,082,599
Citi Trends Inc.(a)(b)	17,515	414,230
Conn's Inc.(a)	27,303	218,970
Container Store Group Inc. (The)(a)	67,241	418,911
Destination XL Group Inc.(a)(b)	127,711	432,940
Envela Corp.(a)(b)	15,201	108,383
Express Inc.(a)(b)	133,942	262,526
Genesco Inc.(a)	27,474	1,371,227
GrowGeneration Corp.(a)(b)	122,180	438,626
Haverty Furniture Companies Inc.	31,453	729,081
Hibbett Inc.	27,118	1,185,328
J Jill Inc.(a)	8,444	154,441
JOANN Inc.(b)	22,939	177,777
Kirkland's Inc.(a)	21,593	76,007
Lazydays Holdings Inc.(a)(b)	23,329	274,816
LL Flooring Holdings Inc.(a)	61,124	572,732
LMP Automotive Holdings Inc.(a)(b)	15,432	73,302
MarineMax Inc.(a)(b)	44,273	1,599,141
OneWater Marine Inc., Class A(a)	23,260	768,743
Party City Holdco Inc.(a)(b)	227,207	299,913
Shift Technologies Inc.(a)(b)	136,107	91,614
Shoe Carnival Inc.	37,017	799,937
Sportsman's Warehouse Holdings Inc.(a)(b)	90,375	866,696
Tile Shop Holdings Inc.	78,805	241,931
Tilly's Inc., Class A	47,813	335,647
Torrid Holdings Inc.(a)	30,390	131,285
TravelCenters of America Inc.(a)	26,347	908,181
Volta Inc.(a)(b)	261,101	339,431
Vroom Inc.(a)(b)	266,629	333,286
Winmark Corp.	5,983	1,170,095
Zumiez Inc.(a)	33,005	858,130
		23,997,224
Technology Hardware, Storage & Peripherals — 0.6%
AstroNova Inc.(a)	13,827	165,647
Avid Technology Inc.(a)(b)	74,971	1,945,497
Boxlight Corp., Class A(a)(b)	116,198	79,038
CompoSecure Inc.(a)(b)	16,977	88,280
Contra Communications Inc., NVS	4,194	3,397
CPI Card Group Inc.(a)	9,283	155,954
Diebold Nixdorf Inc.(a)	151,648	344,241
Eastman Kodak Co.(a)(b)	120,679	559,951
Immersion Corp.(a)(b)	69,407	370,633
Intevac Inc.(a)	51,662	250,044
Movano Inc.(a)(b)	51,543	123,188
One Stop Systems Inc.(a)(b)	33,904	133,582
Quantum Corp.(a)(b)	174,811	248,232
TransAct Technologies Inc.(a)(b)	18,846	76,138
Turtle Beach Corp.(a)	32,450	396,864
		4,940,686
Textiles, Apparel & Luxury Goods — 0.6%
Allbirds Inc.(a)	198,006	778,164
Charles & Colvard Ltd.(a)	57,960	71,870
Crown Crafts Inc.	16,960	106,170
Culp Inc.	25,231	108,493
Delta Apparel Inc.(a)(b)	13,238	375,562
Fossil Group Inc.(a)	98,659	510,067
Security	Shares	Value

Textiles, Apparel & Luxury Goods (continued)
Jerash Holdings U.S. Inc.	7,797	$36,724
Lakeland Industries Inc.(a)	15,256	234,332
Movado Group Inc.	33,029	1,021,587
PLBY Group Inc.(a)(b)	65,965	422,176
Rocky Brands Inc.	14,346	490,346
Superior Group of Companies Inc.	24,194	429,444
Unifi Inc.(a)	29,074	408,780
Vera Bradley Inc.(a)(b)	58,258	252,840
Vince Holding Corp.(a)(b)	8,012	62,894
		5,309,449
Thrifts & Mortgage Finance — 2.1%
1895 Bancorp of Wisconsin Inc.(a)	12,733	130,513
Blue Foundry Bancorp(a)(b)	54,766	656,644
Bogota Financial Corp.(a)(b)	11,178	125,305
Bridgewater Bancshares Inc.(a)(b)	43,041	694,682
Broadway Financial Corp./DE(a)(b)	80,116	84,923
Carver Bancorp Inc.(a)	8,674	49,962
Catalyst Bancorp Inc.(a)(b)	9,942	134,515
CF Bankshares Inc.	9,003	189,063
CFSB Bancorp. Inc.(a)(b)	6,845	63,043
Cincinnati Bancorp Inc.	5,321	77,687
Cullman Bancorp. Inc., NVS	11,827	133,763
ESSA Bancorp. Inc.	18,322	307,810
Federal Agricultural Mortgage Corp., Class C, NVS	19,110	1,866,092
FFBW Inc.(a)(b)	11,417	138,602
Finance of America Companies Inc., Class A(a)	80,635	126,597
First Seacoast Bancorp.(a)	6,095	65,156
FS Bancorp. Inc.	14,958	429,444
Greene County Bancorp. Inc.(b)	7,210	326,541
Hingham Institution For Savings (The)	3,096	878,552
HMN Financial Inc.	7,753	178,939
Home Bancorp. Inc.	15,387	525,158
Home Federal Bancorp. Inc./LA	5,718	119,907
Home Point Capital Inc.	18,247	71,528
HV Bancorp Inc.(a)	3,780	75,411
Impac Mortgage Holdings Inc.(a)	9,924	5,756
Income Opportunity Realty Investors Inc.(a)	838	10,760
Kentucky First Federal Bancorp.	7,223	57,567
Lake Shore Bancorp. Inc.	4,046	56,644
Luther Burbank Corp.	30,575	399,004
Magyar Bancorp Inc.	14,194	168,199
Merchants Bancorp./IN	32,808	743,757
Mid-Southern Bancorp Inc.	5,902	82,510
Northeast Community Bancorp Inc.(b)	31,546	371,296
Northfield Bancorp. Inc.	91,541	1,192,779
NSTS Bancorp Inc.(a)(b)	10,190	110,358
Oconee Federal Financial Corp.	1,943	42,940
Ocwen Financial Corp.(a)	18,726	513,092
OP Bancorp.	25,037	262,638
PB Bankshares Inc.(a)(b)	4,617	60,760
PCSB Financial Corp.	26,257	501,246
Pioneer Bancorp. Inc./NY(a)	24,840	243,432
Ponce Financial Group Inc.(a)(b)	43,506	401,995
Provident Bancorp. Inc.	30,093	472,460
Provident Financial Holdings Inc.	12,402	183,922
Randolph Bancorp Inc.(b)	9,002	238,103
Rhinebeck Bancorp Inc.(a)	7,948	74,632
Security National Financial Corp., Class A(a)	22,338	188,977
Southern Missouri Bancorp. Inc.	16,780	759,463
Sterling Bancorp Inc./MI(a)(b)	35,262	200,993

Schedule of Investments (unaudited) (continued)	iShares® Micro-Cap ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Thrifts & Mortgage Finance (continued)
TC Bancshares Inc.	9,370	$127,432
Territorial Bancorp. Inc.	16,236	338,521
Texas Community Bancshares Inc.(a)	5,270	86,797
Timberland Bancorp. Inc./WA	16,218	405,450
TrustCo Bank Corp. NY	35,866	1,106,108
Velocity Financial Inc.(a)(b)	17,937	197,128
Waterstone Financial Inc.	42,175	719,084
Western New England Bancorp. Inc.	43,103	321,548
William Penn Bancorp. Inc.(a)	28,172	329,612
		18,424,800
Tobacco — 0.2%
22nd Century Group Inc.(a)(b)	336,945	717,693
Turning Point Brands Inc.	32,010	868,431
		1,586,124
Trading Companies & Distributors — 0.7%
Alta Equipment Group Inc.(a)	44,878	402,556
BlueLinx Holdings Inc.(a)(b)	19,619	1,310,745
Distribution Solutions Group Inc.(a)	10,256	527,056
DXP Enterprises Inc./TX(a)	31,765	972,962
EVI Industries Inc.(a)(b)	9,224	92,148
Hudson Technologies Inc.(a)(b)	91,064	683,891
Karat Packaging Inc.(a)(b)	12,309	209,991
Mega Matrix Corp.	40,066	54,490
Titan Machinery Inc.(a)	42,551	953,568
Transcat Inc.(a)	14,985	851,298
Willis Lease Finance Corp.(a)	6,480	242,870
		6,301,575
Water Utilities — 0.4%
Artesian Resources Corp., Class A, NVS	16,937	832,792
Cadiz Inc.(a)(b)	63,313	147,519
Consolidated Water Co. Ltd.	30,376	440,452
Global Water Resources Inc.	26,971	356,287
Pure Cycle Corp.(a)	40,905	431,139
York Water Co. (The)	29,892	1,208,534
		3,416,723
Wireless Telecommunication Services — 0.1%
Fingermotion inc., NVS	52,950	77,307
KORE Group Holdings Inc.(a)(b)	75,534	231,890
Security	Shares	Value

Wireless Telecommunication Services (continued)
Spok Holdings Inc.	38,437	$242,153
Surgepays Inc., NVS	13,704	66,190
		617,540
Total Common Stocks — 99.9%
(Cost: $1,079,284,868)		869,402,465

Preferred Stocks

Hotels, Restaurants & Leisure — 0.0%
FAT Brands Inc., 8.25%	960	17,040

Total Preferred Stocks — 0.0%
(Cost: $10,584)		17,040

Total Long-Term Investments — 99.9%
(Cost: $1,079,295,452)		869,419,505

Short-Term Securities

Money Market Funds — 17.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.61%(d)(e)(f)	147,406,387	147,391,647
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.35%(d)(e)	1,250,000	1,250,000

Total Short-Term Securities — 17.1%
(Cost: $148,624,806)		148,641,647

Total Investments in Securities — 117.0%
(Cost: $1,227,920,258)		1,018,061,152

Liabilities in Excess of Other Assets — (17.0)%		(147,742,191)

Net Assets — 100.0%		$870,318,961

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/22	Shares Held at 06/30/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$172,784,783	$—		$(25,416,260	)(a)	$(5,079)	$28,203	$147,391,647	147,406,387	$943,987	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,230,000	20,000	(a)	—		—	—	1,250,000	1,250,000	2,657		—
						$(5,079)	$28,203	$148,641,647		$946,644		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® Micro-Cap ETF
June 30, 2022

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 2000 E-Mini Index	29	09/16/22	$2,477	$(99,260)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Black-Rock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$869,298,999	$3,397	$100,069	$869,402,465
Preferred Stocks	17,040	—	—	17,040
Money Market Funds	148,641,647	—	—	148,641,647
	$1,017,957,686	$3,397	$100,069	$1,018,061,152
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(99,260)	$—	$—	$(99,260)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations

NVS	Non-Voting Shares
REIT	Real Estate Investment Trust